Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 545	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 546	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (513) 587-3400

Elisabeth Dahl

Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

Copies to:

Cassandra W. Borchers, Esq.
Thompson Hine LLP

312 Walnut Street, 20th Floor

Cincinnati, OH 45202

(513) 352-6632

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 14, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______ pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

NightShares 500 1x/1.5x ETF (NSPL)

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

NightShares 100 1x/1.5x ETF (NQQL)

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

NightShares 500 Covered Call ETF (NCC)

Primary Listing Exchange for the Fund: Cboe BZX

Prospectus

August 14, 2022

AlphaTrAI Funds, Inc.

500 Tamal Plaza

Corte Madera, CA 94925

www.nightshares.com	1-888-NITE-ETF

The NightShares 500 1x/1.5x ETF and NightShares 100 1x/1.5x ETF present different risks than other types of funds. These Funds operate pursuant to daily investment objectives and utilize leveraged investment techniques to achieve those objectives. Mathematical compounding combined with leverage prevent these ETFs from achieving their stated objectives over a period of time greater than one day. These Funds use leverage and are riskier than similar funds that do not use leverage. The Funds may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (1.5x) investment results of such portfolio of securities, including the impact of compounding on Fund performance. Investors in the Funds should actively manage and monitor their investments, as frequently as daily. An investor in these Funds could potentially lose the full value of their investment within a single day.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES	1
NightShares 500 1x/1.5x ETF	1
NightShares 100 1x/1.5x ETF	7
NightShares 500 Covered Call ETF	14
ADDITIONAL SUMMARY INFORMATION	19
Portfolio Management	19
Purchase and Sale of Fund Shares	19
Tax Information	19
Payments to Broker-Dealers and Other Financial Intermediaries	19
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL STRATEGIES AND RELATED RISKS	20
Investment Objectives	20
Principal Investment Strategies of the 500 1x/1.5x Fund	20
Principal Investment Strategies of the 100 1x/1.5x Fund	21
Principal Investment Strategies of the 500 Covered Call Fund	22
Principal Risks of Investing in the Funds	23
Changes in Investment Objective or Policies	29
Temporary Defensive Positions	29
Portfolio Holdings	29
Cybersecurity	29
ACCOUNT INFORMATION	30
How to Buy and Sell Shares	30
Determination of Net Asset Value	31
Premium/Discount Information	32
Dividends, Distributions and Taxes	32
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS	34
Adviser	34
Sub-Adviser	34
Investment Management Team (“IMT”)	35
DISCLAIMERS	36
FOR MORE INFORMATION	back cover

i

FUND SUMMARIES

NightShares 500 1x/1.5x ETF

Important Information About the Fund

NightShares 500 1x/1.5x ETF (the “Fund”) seeks to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of large cap U.S. companies for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similar funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (1.5x) investment results of such portfolio of large cap U.S. companies, including the impact of compounding on Fund performance. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full value of their investment within a single day.

Investment Objective

The Fund seeks to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night.

The Fund does not seek to achieve its investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.00%
Total Annual Fund Operating Expenses	0.75%

1-	The Management Fee is a unitary fee that includes most “Other Expenses” of the Fund. The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).

2-	Other Expenses are based on estimated amounts for the current fiscal year.

3-	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$ 77	$ 240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund invests its net assets in equity securities included in a portfolio of 500 large cap U.S. companies weighted by market capitalization, exchange-traded funds (“ETFs”) that invest in or track the performance of such large cap U.S. companies, financial instruments, such as swap agreements, futures contracts and other financial instruments that provide daily exposure to such large cap U.S. companies. The financial instruments in which the Fund most commonly invests are swap agreements and futures contracts which are intended to produce economically leveraged investment results, money market instruments and United States Treasury securities. The Fund’s investment adviser, AlphaTrAI Funds, Inc. (the “Adviser”) and its sub-adviser Exchange Traded Concepts, LLC (the “Sub-Adviser”) consider large cap companies for purposes of the Fund’s investment strategies to be those with a capitalization range of approximately $5 billion to $1 trillion.

The Fund will achieve its desired exposure in one of three ways, or a combination thereof. These are owning individual securities, owning third-party ETFs, and using futures or total return swaps. In the case of owning individual securities or third-party ETFs, an actively managed strategy of trading futures will be used to achieve overnight returns. If the Fund uses futures or swaps, it will also invest in money market instruments and/or United States Treasury securities.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The Fund has the flexibility to hold customized swap contracts with a single counterparty or multiple counterparties designed to achieve its investment objective.

The Adviser determines the quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s daily investment objective. The Fund may invest in or obtain exposure to only a representative sample of the securities in the market cap-weighted portfolio of 500 large cap U.S. companies or in financial instruments, with the intent of gaining exposure with aggregate characteristics similar to those of a multiple of the night returns of the portfolio of large cap U.S. companies. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a particular security, or company, nor does it conduct research to forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the overnight returns of such portfolio of large cap U.S. companies, consistent with its investment objective, without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only, measured from the time the Fund calculates its NAV to the next time the Fund calculates its NAV, and not for any other period.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of large cap U.S. companies for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

●	Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 1.5 times (1.5x) the night return of the portfolio of large cap U.S. companies for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

●	Futures Contract Risk. Futures contracts are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	Overnight Risk. Overnight risk is the risk that something negative happens in the markets while the U.S. exchanges are closed and the Fund is not able to exit its positions. The overnight strategy presents a risk of not capturing positive market movement during the day. With the overnight strategy the Fund gives up on potential upside gains during the normal hours exchanges are open.

●	Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser and Sub-Adviser will apply their investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Swap Risk. Swaps are subject to risks applicable to swaps generally, including the risk that a counterparty fails to meet its obligations and the risk that the Fund is not able to liquidate such swap in a timely manner or at all, which could result in losses to the Fund. A swap may fail to perform as intended and may not deliver its intended return fully or at all. A swap may also reduce the Fund’s gains due to unfavorable changes in interest rates and result in losses to the Fund. Counterparties to swaps are subject to manipulation in the marketplace of the reference benchmark rate, which may affect the utility of the swap as a hedge.

●	Counterparty Risk. The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement if the counterparty defaults or becomes bankrupt. The use of a limited number of counterparties will cause this risk to be concentrated.

●	Tax Risk. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and be subject to future legislature, regulation or administrative pronouncements issued by the Code.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus).

●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Money Market Fund Risk. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Investment Style Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s judgment will produce the desired results.

●	Portfolio Turnover Risk. The Fund expects to experience high portfolio turnover, which will result in greater transactional expenses, such as brokerage commissions, bid-ask spreads, or dealer mark-ups, and capital gains (which could increase taxes and, consequently, reduce returns).

●	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

●	New Adviser Risk. The Adviser has only recently commenced managing an ETF. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Code, that do not apply to the adviser’s management of other types of individual and institutional accounts.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Early Close/Trading Halt Risk. An Exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of a Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that corresponds to the portfolio of large cap companies and may incur substantial losses. If there is a significant intra-day market event and/or the portfolio securities experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

●	Issuer Concentration Risk. The Fund may hold securities of a single issuer representing up to 5% of that issuer’s total outstanding securities. As such, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting that issuer or in the event that Fund has to quickly sell its position in that issuer.

Performance

Performance information will be available after the Fund completes a full calendar year of operations.

Important Information

For important information about portfolio management, buying and selling fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” beginning on page 19.

NightShares 100 1x/1.5x ETF

Important Information About the Fund

NightShares 100 1x/1.5x ETF (the “Fund”) seeks to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of the 100 largest, by market capitalization domestic and international non-financial companies listed on Nasdaq during the day and to 150% (1.5x) of the portfolio performance at night for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on the Nasdaq for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similar funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (1.5x) investment results of such portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq, including the impact of compounding on Fund performance. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full value of their investment within a single day.

Investment Objective

The Fund seeks to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq during the day and 150% (1.5x) of the portfolio performance at night.

The Fund does not seek to achieve its investment objective over a period of time greater than a single day.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.00%
Total Annual Fund Operating Expenses	0.75%

1-	The Management Fee is a unitary fee that includes most “Other Expenses” of the Fund. The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).

2-	Other Expenses are based on estimated amounts for the current fiscal year.

3-	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$ 77	$ 240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund invests its net assets in equity securities included in a portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq (a portfolio heavily weighted in technology companies), exchange-traded funds (“ETFs”) that invest in or track the performance of such large cap companies, financial instruments, such as swap agreements, futures contracts and other financial instruments that provide daily exposure to such large cap companies. The financial instruments in which the Fund most commonly invests are swap agreements and futures contracts which are intended to produce economically leveraged investment results, and United States Treasury securities. The Fund’s investment adviser, AlphaTrAI Funds, Inc. (the “Adviser”) and its sub-adviser, Exchange Traded Concepts, LLC (the “Sub-Adviser”) consider large cap companies for purposes of the Fund’s investment strategies to be the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq.

The Fund will achieve its desired exposure in one of three ways, or a combination thereof. These are owning individual securities, owning third-party ETFs, and using futures or total return swaps. In the case of owning individual securities or third-party ETFs, an actively managed strategy of trading futures will be used to achieve overnight returns. If the Fund uses futures or swaps, it will also invest in money market instruments and/or United States Treasury securities.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The Fund has the flexibility to hold customized swap contracts with a single counterparty or multiple counterparties designed to achieve its investment objective.

The Adviser determines the quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s daily investment objective (based on market capitalization). The Fund may invest in or obtain exposure to only a representative sample of the securities in the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq or in financial instruments, with the intent of gaining exposure with aggregate characteristics similar to those of a multiple of the night returns of the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a particular security, or company, nor does it conduct research to forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the overnight returns of such portfolio of the 100 largest domestic and international non-financial companies listed on Nasdaq, consistent with its investment objective, without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only, measured from the time the Fund calculates its NAV to the next time the Fund calculates its NAV, and not for any other period.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of the 100 largest (based on market capitalization) domestic and international non-financial companies listed on Nasdaq for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

●	Compounding Risk. The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 1.5 times (1.5x) the night return of the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

●	Futures Contract Risk. Futures contracts are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	Overnight Risk. Overnight risk is the risk that something negative happens in the markets while the U.S. exchanges are closed and the Fund is not able to exit its positions. The overnight strategy presents a risk of not capturing positive market movement during the day. With the overnight strategy the Fund gives up on potential upside gains during the normal hours exchanges are open.

●	Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser and Sub-Adviser will apply their investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Swap Risk. Swaps are subject to risks applicable to swaps generally, including the risk that a counterparty fails to meet its obligations and the risk that the Fund is not able to liquidate such swap in a timely manner or at all, which could result in losses to the Fund. A swap may fail to perform as intended and may not deliver its intended return fully or at all. A swap may also reduce the Fund’s gains due to unfavorable changes in interest rates and result in losses to the Fund. Counterparties to swaps are subject to manipulation in the marketplace of the reference benchmark rate, which may affect the utility of the swap as a hedge.

●	Counterparty Risk. The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement if the counterparty defaults or becomes bankrupt. The use of a limited number of counterparties will cause this risk to be concentrated.

●	Tax Risk. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and be subject to future legislature, regulation or administrative pronouncements issued by the Code.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on an Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus).

●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

●	Foreign Company Risk. Investing in foreign issuers may involve risks not associated with U.S. investments, including currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks. These risks are typically greater for investments in emerging markets.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. While the Adviser may attempt to hedge against currency exchange rate movements, there is no assurance that any hedging will be successful. In addition, if the Adviser attempts to profit on anticipated currency movements, there is a risk of losses to the extent the Adviser does not correctly anticipate such movements.

●	Depositary Receipt Risk. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be less liquid than exchange traded securities.

●	Money Market Fund Risk. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Investment Style Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s judgment will produce the desired results.

●	Portfolio Turnover Risk. The Fund expects to experience high portfolio turnover, which will result in greater transactional expenses, such as brokerage commissions, bid-ask spreads, or dealer mark-ups, and capital gains (which could increase taxes and, consequently, reduce returns).

●	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

●	New Adviser Risk. The Adviser has only recently commenced managing an ETF. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Code, that do not apply to the adviser’s management of other types of individual and institutional accounts.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that corresponds to the portfolio of large cap companies and may incur substantial losses. If there is a significant intra-day market event and/or the portfolio securities experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

●	Issuer Concentration Risk. The Fund may hold securities of a single issuer representing up to 5% of that issuer’s total outstanding securities. As such, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting that issuer or in the event that Fund has to quickly sell its position in that issuer.

Performance

Performance information will be available after the Fund completes a full calendar year of operations.

Important Information

For important information about portfolio management, buying and selling fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” beginning on page 19.

NightShares 500 Covered Call ETF

Investment Objective

The NightShares 500 Covered Call ETF (the “Fund”) seeks to provide investment returns, before fees and expenses, that correspond to the performance of a portfolio of 500 large cap U.S. companies and income from selling daily covered calls.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.75%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.00%
Total Annual Fund Operating Expenses	0.75%

1-	The Management Fee is a unitary fee that includes most “Other Expenses” of the Fund. The Adviser pays all of the operating expenses of the Fund except portfolio transaction and other investment related costs (such as brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, including futures, option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).

2-	Other Expenses are based on estimated amounts for the current fiscal year.

3-	Acquired Fund Fees and Expenses are fees and expenses incurred by the Fund in connection with its investments in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$ 77	$ 240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund invests its net assets in equity securities included in a market cap-weighted portfolio of 500 large cap U.S. companies, exchange-traded funds (“ETFs”) that invest in or track the performance of such large cap U.S. companies, financial instruments, such as swap agreements, futures contracts and other financial instruments that provide daily exposure to such large cap U.S. companies. The financial instruments in which the Fund most commonly invests may include swap agreements and futures contracts, money market instruments and United States Treasury securities. The Fund’s investment adviser, AlphaTrAI Funds, Inc. (the “Adviser”) and its sub-adviser, Exchange Traded Concepts, LLC (the “Sub-Adviser”) consider large cap companies for purposes of the Fund’s investment strategies to be those with a capitalization range of approximately $5 billion to $1 trillion.

The Fund will achieve its desired exposure in one of four ways, or a combination thereof. These are owning individual securities, owning third-party ETFs, selling options, and using futures or total return swaps. If the Fund uses futures or swaps, it will also invest in money market instruments and/or United States Treasury securities.

Intraday Covered Call Component

The intraday covered return is generated by remaining long in the portfolio of large cap U.S. companies and generating income by selling At-the-Money (“ATM”) or near ATM covered call options that expire daily. A covered call option is constructed by holding a long position in securities and then selling (writing) call options on up to 100% of the notional amount.

The Fund may hold customized swap contracts with a single counterparty or multiple counterparties designed to return the desired intraday covered return of the portfolio of 500 large cap U.S. companies.

The Adviser determines the quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s investment objective. The Fund may invest in or obtain exposure to only a representative sample of the securities in the market cap-weighted portfolio of 500 large cap U.S. companies or in financial instruments, with the intent of gaining exposure with aggregate characteristics similar to those of the portfolio of large cap U.S. companies. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a particular security, or company, nor does it conduct research to forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide returns consistent with its investment objective, without regard to market conditions, trends or direction.

The Fund presents different risks than other types of funds. The Fund may not be suitable for all investors and should be used by knowledgeable investors who understand investing in covered call options.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. The Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund.

●	Options Risk. The use of options involves investment techniques and risks that are different from those associated with traditional securities. When the Fund sells (writes) a covered call option, the Fund assumes the risk of a decline in the market value of the security covering the option and foregoes, during the life of the option, the opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option.

●	Futures Contract Risk. Futures contracts are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	Swap Risk. Swaps are subject to risks applicable to swaps generally, including the risk that a counterparty fails to meet its obligations and the risk that the Fund is not able to liquidate such swap in a timely manner or at all, which could result in losses to the Fund. A swap may fail to perform as intended and may not deliver its intended return fully or at all. A swap may also reduce the Fund’s gains due to unfavorable changes in interest rates and result in losses to the Fund. Counterparties to swaps are subject to manipulation in the marketplace of the reference benchmark rate, which may affect the utility of the swap as a hedge.

●	Market and Geopolitical Risk. Market risk includes the possibility that the Fund’s investments will decline in value because of a downturn in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

●	Counterparty Risk. The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement if the counterparty defaults or becomes bankrupt. The use of a limited number of counterparties will cause this risk to be concentrated.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty that may continue as restrictions are lifted or reinstated.

●	Overnight Risk. Overnight risk is the risk that something negative happens in the markets while the U.S. exchanges are closed and the Fund is not able to exit its positions. The overnight strategy presents a risk of not capturing positive market movement during the day. With the overnight strategy the Fund gives up on potential upside gains during the normal hours exchanges are open.

●	Active Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser and Sub-Adviser will apply their investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

●	Tax Risk. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and be subject to future legislature, regulation or administrative pronouncements issued by the Code.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on an Exchange (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus).

●	Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. The market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the “Purchase and Sale of Fund Shares” section of this prospectus), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Money Market Fund Risk. When the Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

●	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Investment Style Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s judgment will produce the desired results.

●	Portfolio Turnover Risk. The Fund expects to experience high portfolio turnover, which may result in greater transactional expenses, such as brokerage commissions, bid-ask spreads, or dealer mark-ups, and capital gains (which could increase taxes and, consequently, reduce returns).

●	Limited History of Operations Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.

●	New Adviser Risk. The Adviser has only recently commenced managing an ETF. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Code, that do not apply to the adviser’s management of other types of individual and institutional accounts.

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and its agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that corresponds to the portfolio of large cap companies and may incur substantial losses. If there is a significant intra-day market event and/or the portfolio securities experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

●	Issuer Concentration Risk. The Fund may hold securities of a single issuer representing up to 5% of that issuer’s total outstanding securities. As such, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting that issuer or in the event that Fund has to quickly sell its position in that issuer.

Performance

Performance information will be available after the Fund completes a full calendar year of operations.

Important Information

For important information about portfolio management, buying and selling fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see “Additional Summary Information” beginning on page 19.

ADDITIONAL SUMMARY INFORMATION

Portfolio Management

Investment Adviser – AlphaTrAI Funds, Inc.

Investment Sub-Adviser – Exchange Traded Concepts, LLC

Investment Management Team

The Funds are managed by an Investment Management Team (“IMT”) which currently consists of the following five members:

IMT Member	Primary Title with the Adviser or Sub-Adviser	Managed the Fund Since
Max Gokhman, CFA	Chief Investment Officer of the Adviser	August 2022
Andrew Serowik	Portfolio Manager of the Sub-Adviser	August 2022
Gabriel Tan, CFA, CFP®	Portfolio Manager of the Sub-Adviser	August 2022
Todd Alberico	Portfolio Manager of the Sub-Adviser	August 2022
Brian Cooper	Portfolio Manager of the Sub-Adviser	August 2022

Purchase and Sale of Fund Shares

The Funds will issue and redeem shares at NAV only in large blocks of shares (each block of shares is called a “Creation Unit”) and only to Authorized Participants that have entered into agreements with the Funds’ distributor (the “Distributor”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of a Fund.

Shares of the NightShares 500 1x/1.5x ETF and the NightShares 100 1x/1.5x ETF are listed for trading on NYSE Arca, Inc., and shares of the NightShares 500 Covered Call ETF are listed for trading on Cboe BZX (NYSE Arca, Inc. and Cboe BZX each, an “Exchange”) and trade at market prices rather than NAV. Shares of a Fund may trade at a price that is greater than, at, or less than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers.

Tax Information

A Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’
PRINCIPAL STRATEGIES AND RELATED RISKS

Investment Objectives

The NightShares 500 1x/1.5x ETF (the “500 1x/1.5x Fund”) seeks to provide investment results, before fees and expenses, that correspond to 100% (1x) of the performance of a portfolio of 500 large cap U.S. companies during the day and to 150% (1.5x) of the portfolio performance at night. The Fund does not seek to achieve its investment objective over a period of time greater than a single day.

The NightShares 100 1x/1.5x ETF (the “100 1x/1.5x Fund”) seeks to provide investment results that correspond to 100% (1x) of the performance of a portfolio of the 100 largest, by market capitalization, non-financial companies listed on Nasdaq during the day and 150% (1.5x) of the portfolio performance at night. The Fund does not seek to achieve its investment objective over a period of time greater than a single day.

The NightShares 500 Covered Call ETF (the “500 Covered Call Fund”) seeks to provide investment returns, before fees and expenses, that correspond to the performance of a portfolio of 500 large cap U.S. companies and income from selling daily covered calls.

Principal Investment Strategies of the 500 1x/1.5x Fund

Under normal circumstances, the Fund invests its net assets in equity securities included in a portfolio of 500 large cap U.S. companies weighted by market capitalization, exchange-traded funds (“ETFs”) that invest in or track the performance of such large cap U.S. companies, financial instruments, such as swap agreements, futures contracts and other financial instruments that provide daily exposure to such large cap U.S. companies. The financial instruments in which the Fund most commonly invests are swap agreements and futures contracts which are intended to produce economically leveraged investment results, money market instruments and United States Treasury securities. The Fund’s investment adviser, AlphaTrAI Funds, Inc. (the “Adviser”) and its sub-adviser Exchange Traded Concepts, LLC (the “Sub-Adviser”) consider large cap companies for purposes of the Fund’s investment strategies to be those with a capitalization range of approximately $5 billion to $1 trillion.

The Fund will achieve its desired exposure in one of three ways, or a combination thereof. These are owning individual securities, owning third-party ETFs, and using futures or total return swaps. In the case of owning individual securities or third-party ETFs an actively managed strategy of trading futures will be used to achieve overnight returns. If the Fund uses futures or swaps, it will also invest in money market instruments and/or United States Treasury securities.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The Fund has the flexibility to hold customized swap contracts with a single counterparty or multiple counterparties designed to achieve its investment objective.

The Adviser determines the quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s daily investment objective. The Fund may invest in or obtain exposure to only a representative sample of the securities in the market cap-weighted portfolio of 500 large cap U.S. companies or in financial instruments, with the intent of gaining exposure with aggregate characteristics similar to those of a multiple of the night returns of the portfolio of large cap U.S. companies. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a particular security, or company, nor does it conduct research to forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the overnight returns of such portfolio of large cap U.S. companies, consistent with its investment objective, without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only, measured from the time the Fund calculates its NAV to the next time the Fund calculates its NAV, and not for any other period.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of large cap U.S. companies for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

Principal Investment Strategies of the 100 1x/1.5x Fund

Under normal circumstances, the Fund invests its net assets in equity securities included in a portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq (a portfolio heavily weighted in technology companies), exchange-traded funds (“ETFs”) that invest in or track the performance of such large cap companies, financial instruments, such as swap agreements, futures contracts and other financial instruments that provide daily exposure to such large cap companies. The financial instruments in which the Fund most commonly invests are swap agreements and futures contracts which are intended to produce economically leveraged investment results, money market instruments, and United States Treasury securities. The Fund’s investment adviser, AlphaTrAI Funds, Inc. (the “Adviser”) and its sub-adviser, Exchange Traded Concepts, LLC (the “Sub-Adviser”) consider large cap companies for purposes of the Fund’s investment strategies to be the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq.

The Fund will achieve its desired exposure in one of three ways, or a combination thereof. These are owning individual securities, owning third-party ETFs, and using futures contracts or total return swaps. In the case of owning individual securities or third-party ETFs, an actively managed strategy of trading futures will be used to achieve overnight returns. If the Fund uses futures or swaps, it will also invest in money market instruments and/or United States Treasury securities.

The night return is measured from the time when the regular daytime trading ends in the U.S. market (the closing) to the time the market is open on the next trading day in the U.S. The night return is calculated as the percent difference from the opening price today versus the previous day closing price.

The Fund has the flexibility to hold customized swap contracts with a single counterparty or multiple counterparties designed to achieve its investment objective.

The Adviser determines the quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s daily investment objective (based on market capitalization). The Fund may invest in or obtain exposure to only a representative sample of the securities in the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq or in financial instruments, with the intent of gaining exposure with aggregate characteristics similar to those of a multiple of the night returns of the portfolio of the 100 largest, by market capitalization, domestic and international non-financial companies listed on Nasdaq. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a particular security, or company, nor does it conduct research to forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the overnight returns of such portfolio of the 100 largest domestic and international non-financial companies listed on Nasdaq, consistent with its investment objective, without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only, measured from the time the Fund calculates its NAV to the next time the Fund calculates its NAV, and not for any other period.

The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (1.5x) times the night return of the portfolio of the 100 largest (based on market capitalization) domestic and international non-financial companies listed on Nasdaq for the same period. For periods longer than a single day, the Fund will lose money if the portfolio performance is flat, and it is possible that the Fund will lose money even if the portfolio performance rises. Longer holding periods, higher market volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the market may affect the Fund’s return as much as or more than it affects the portfolio performance.

Principal Investment Strategies of the 500 Covered Call Fund

Under normal circumstances, the Fund invests its net assets in equity securities included in a market cap-weighted portfolio of 500 large cap U.S. companies, exchange-traded funds (“ETFs”) that invest in or track the performance of such large cap U.S. companies, financial instruments, such as swap agreements, futures contracts and other financial instruments that provide daily exposure to such large cap U.S. companies. The financial instruments in which the Fund most commonly invests may include swap agreements and futures contracts, money market instruments and United States Treasury securities. The Fund’s investment adviser, AlphaTrAI Funds, Inc. (the “Adviser”) and its sub-adviser, Exchange Traded Concepts, LLC (the “Sub-Adviser”) consider large cap companies for purposes of the Fund’s investment strategies to be those with a capitalization range of approximately $5 billion to $1 trillion.

The Fund will achieve its desired exposure in one of four ways, or a combination thereof. These are owning individual securities, owning third-party ETFs, selling options, and using futures of total return swaps. If the Fund uses futures or swaps, it will also invest in money market instruments and/or United States Treasury securities.

Intraday Covered Call Component

The intraday covered return is generated by remaining long in the portfolio of large cap U.S. companies and generating income by selling At-the-Money (“ATM”) or near ATM covered call options that expire daily. A covered call option is constructed by holding a long position in securities and then selling (writing) call options on up to 100% of the notional amount.

The Fund may hold customized swap contracts with a single counterparty or multiple counterparties designed to return the desired intraday covered return of the portfolio of 500 large cap U.S. companies.

The Adviser determines the quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s investment objective. The Fund may invest in or obtain exposure to only a representative sample of the securities in the market cap-weighted portfolio of 500 large cap U.S. companies or in financial instruments, with the intent of gaining exposure with aggregate characteristics similar to those of the portfolio of large cap U.S. companies. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or financial instruments based on the Adviser’s view of the investment merit of a particular security, or company, nor does it conduct research to forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide returns consistent with its investment objective, without regard to market conditions, trends or direction.

The Fund presents different risks than other types of funds. The Fund may not be suitable for all investors and should be used by knowledgeable investors who understand investing in covered call options.

Principal Risks of Investing in the Funds

All investments involve risks, and a Fund cannot guarantee that it will achieve its investment objective. An investment in a Fund is not insured or guaranteed by any government agency. A Fund’s returns and share price will fluctuate, and you may lose money by investing in a Fund. Therefore, you should consider carefully the following risks before investing in a Fund.

●	Leverage Risk (With respect to the 500 1x/1.5x Fund and the 100 1x/1.5x Fund). This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund’s portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

●	Compounding Risk (With respect to the 500 1x/1.5x Fund and the 100 1x/1.5x Fund). The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 1.5 times (1.5x) the night return of the respective Fund’s portfolio of large cap companies for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

●	Options Risk (With respect to the 500 Covered Call Fund). The use of options involves investment techniques and risks that are different from those associated with traditional securities. When the Fund sells (writes) a covered call option, the Fund assumes the risk of a decline in the market value of the security covering the option and foregoes, during the life of the option, the opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option. When the Fund buys a call option, it may lose the entire value of the premium invested in the option if the Sub-Adviser does not exercise the option. The Sub-Adviser may decide not to exercise the option if the market value of the underlying security drops below the strike price, or if the Adviser believes the underlying security no longer holds the requisite intrinsic value. When the Fund sells (writes) a put option, the Fund assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. If the Fund sells a put option, it may be required to buy the underlying security at price higher than its market value.

●	Futures Contract Risk. Futures contracts are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●	Overnight Risk. Overnight risk is the risk that something negative happens in the markets while the U.S. exchanges are closed and the Fund is not able to exit its positions. The overnight strategy presents a risk of not capturing positive market movement during the day. With the overnight strategy the Fund gives up on potential upside gains during the normal hours exchanges are open.

●	Market and Geopolitical Risk. The prices of securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The securities purchased by the Funds may involve large price swings and potential for loss. Investors in the Funds should have a long- term perspective and be able to tolerate potentially sharp declines in value. The market’s daily movements, sometimes called volatility, may be greater or less depending on the types of securities the Funds own and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The value and growth-oriented equity securities purchased by the Funds may experience large price swings and potential for loss.

●	Counterparty Risk. The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement if the counterparty defaults or becomes bankrupt. The use of a limited number of counterparties will cause this risk to be concentrated.

●	COVID-19 Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time. COVID-19 and other health crises in the future may exacerbate other pre-existing political, social and economic risks, and its impact in developing or emerging market countries may be greater due to less established health care systems. The duration and ultimate impact of the current outbreak is still not known. There is a risk that you may lose money by investing in the Funds.

●	Active Management Risk. The Sub-Adviser’s skill in choosing appropriate investments will play a large part in determining whether a Fund is able to achieve its investment objective. If the Sub-Adviser’s assessment of the prospects for individual securities is incorrect, it could result in significant losses to a Fund and a Fund may not achieve its investment objective.

●	Swap Risk. Each Fund may use swaps to enhance returns and manage risk. A Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify a Fund’s potential for loss and, therefore, amplify the effects of market volatility on a Fund’s share price.

●	Tax Risk. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and be subject to future legislature, regulation or administrative pronouncements issued by the Code.

●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

●	Fluctuation of Net Asset Value Risk. The NAV of a Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on an Exchange. The Sub-Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of a Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Funds are not indexed funds. The Funds are actively managed and do not seek to replicate the performance of a specified index. Index based ETFs have generally traded at prices which closely correspond to NAV per share. There can be no assurance as to whether and/or the extent to which the shares will trade at premiums or discounts to NAV.

●	Market Trading Risk. The Funds face numerous market trading risks, including disruptions to the creation and redemption processes of the Funds, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for shares. The NAV of shares will fluctuate with changes in the market value of each Fund’s securities holdings. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on an Exchange. A Fund cannot predict whether shares will trade below, at or above their NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Any of these factors, discussed above and further below, may lead to shares trading at a premium or discount to a Fund’s NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Sub-

Adviser believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term. While the creation-redemption feature is designed to make it more likely that the Fund’s shares normally will trade on an Exchange at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. The market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to a Fund’s shares trading at a premium or discount to NAV.

Absence of Prior Active Market. While the Funds’ shares are listed on an Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Distributor does not maintain a secondary market in shares.

Trading Issues. Trading in shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

●	Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the “How to Buy and Sell Shares” section of this prospectus) may engage in creation and redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

●	Sector Concentration Risk (With respect to the 100 1x/1.5x Fund). The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector. For example, to the extent the Fund focuses its investments in the information technology sector, it may be subject to the following risks: rapidly changing technologies; short life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

●	Foreign Company Risk (With respect to the 100 1x/1.5x Fund). Investing in foreign issuers, either directly or through underlying ETFs, may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. While the Adviser may attempt to hedge against currency exchange rate movements, there is no assurance that any hedging will be successful. In addition, if the Adviser attempts to profit on anticipated currency movements, there is a risk of losses to the extent the Adviser does not correctly anticipate such movements.

●	Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be less liquid than exchange traded securities.

●	Money Market Fund Risk. When a Fund invests in an underlying fund, including a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Although each underlying money market fund in which a Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

●	Inflation Risk. At any time, a Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

●	Investment Style Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which a Fund invests may prove to be incorrect and there is no guarantee that the Sub-Adviser’s judgment will produce the desired results.

●	Portfolio Turnover Risk. In pursuing its investment objectives, the Funds expect to engage in trading that will result in a high portfolio turnover rate, which may vary greatly from year to year, as well as within a given year. A higher portfolio turnover rate may result in correspondingly greater transactional expenses that are borne by a Fund. Such expenses may include bid-ask spreads, dealer mark-ups, and other transactional costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders as ordinary income). These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect a Fund’s performance.

●	Limited History of Operations Risk. The Funds are ETFs and have a limited history of operations for investors to evaluate. Investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

●	New Adviser Risk. The Adviser has only recently commenced managing an ETF. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the

Code, that do not apply to the Adviser’s management of other types of individual and institutional accounts.

●	Issuer Cybersecurity Risk. Issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. A Fund and its shareholders could be negatively impacted as a result.

●	Operational Risk. The Funds are exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Funds and their agents seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

●	Early Close/Trading Halt Risk (With respect to the 500 1x/1.5x Fund and the 100 1x/1.5x Fund). An exchange or market may close or issue trading halts on specific securities or financial instruments, including the shares of the Fund. Under such circumstances, the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell investments for its portfolio, may disrupt the Fund’s creation/redemption process and may temporarily prevent investors from buying and selling shares of the Fund. In addition, the Fund may be unable to accurately price its investments, may fail to achieve performance that corresponds to the portfolio of large cap companies and may incur substantial losses. If there is a significant intra-day market event and/or the portfolio securities experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

●	Issuer Concentration Risk. The Funds may hold securities of a single issuer representing up to 5% of that issuer’s total outstanding securities. As such, the Funds have a greater potential to realize losses upon the occurrence of adverse events affecting that issuer or in the event that a Fund has to quickly sell its position in that issuer.

Changes in Investment Objective or Policies

The Funds’ Board of Trustees (the “Board”) may change a Fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders. A Fund’s other non-fundamental investment policies and strategies may be changed by the Board without shareholder approval unless otherwise provided in this prospectus or in the Statement of Additional Information.

Temporary Defensive Positions

In response to adverse market, economic, political or other conditions, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, such as investing some or all of the Fund’s assets in cash or cash equivalents. A Fund may also choose not to use these temporary defensive strategies for a variety of reasons, even in volatile market conditions. Engaging in these temporary defensive measures may cause a Fund to miss out on investment opportunities and may prevent the Fund from achieving its investment objective. While temporary defensive positions are designed to limit losses, these strategies may not work as intended.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of ae Fund’s portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). As actively managed transparent ETFs, the Funds disclose on its website on each day its Exchange is open for regular trading, before commencement of trading in each Fund’s shares on its Exchange, the identities and quantities of all the portfolio instruments held by the respective Fund that will form the basis for the Fund’s calculation of NAV at the end of the business day. However, each Fund reserves the right to adopt a semi-transparency policy which would allow the Fund to disclose information to facilitate efficient trading of shares through substantial portfolio transparency and publication of informative metrics, while shielding the identity of the full portfolio contents of the Fund to protect the Fund’s investment strategy. A Fund may adopt such a policy with approval of the Board and without shareholder approval, subject to obtaining any required exemptive relief.

Cybersecurity

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value; impediments to trading; the inability of a Fund, the Adviser, the Sub-Adviser and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

ACCOUNT INFORMATION

How to Buy and Sell Shares

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ Distributor (“Authorized Participants” or “APs”) may acquire shares directly from a Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units, of shares. Purchases and redemptions directly with a Fund must follow the Fund’s procedures, which are described in the SAI.

A creation transaction, which is subject to acceptance by a Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement.

Each Fund charges APs standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs).

The Transaction Fees for each Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	200 basis points (2.00)%

*	As a percentage of the amount invested.

Each Fund reserves the right to make redemptions of shares for cash.

Shares of a Fund will be listed for trading on its respective Exchange. The trading symbols for the Funds are shown on the cover page of this prospectus. Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares and shares typically trade in blocks of less than a Creation Unit. Shares may only be purchased and sold on the secondary market when an Exchange is open for trading. Each Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther

King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

A Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases And Redemptions Of Fund Shares

A Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Funds’ shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ shares.

Determination of Net Asset Value

The NAV of the shares of a Fund is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business. The NAV is calculated by dividing the value of its total assets (including interest and dividends accrued but not received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the applicable NAV next calculated after a Fund receives your order in proper form.

A Fund’s assets generally are valued at their market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded. If market quotations are not available or do not reflect a fair value, or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the value, then the assets may be valued by the Adviser or the Sub-Adviser at a fair value as determined in good faith by the Adviser or the Sub-Adviser pursuant to guidelines established by the Board. When pricing securities using the fair value guidelines established by the Board, the Adviser and the Sub-Adviser seek to assign a value that represents the amount that the applicable Fund might reasonably expect to receive upon a current sale of the securities.

Without fair value pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders. However, there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders, or that a Fund will realize fair valuation upon the sale of a security. A Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares and, as a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation, the actual market prices for a security may differ from the fair value of that security as determined by the Adviser or the Sub-Adviser at the time of NAV calculation. Thus, discrepancies between fair values and actual market prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s or Sub-Adviser’s fair value methodology is inappropriate. A Fund’s Adviser or Sub-Adviser will adjust the fair values assigned to securities in the Fund’s portfolio, to the extent necessary, as soon as market prices become available.

Premium/Discount Information

Most investors will buy and sell shares of a Fund in secondary market transactions through brokers at market prices and each Fund’s shares will trade at market prices. The market price of shares of a Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding how often the shares of a Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.nightshares.com.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid annually by each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	a Fund makes distributions,

●	you sell your shares listed on an Exchange, and

●	you purchase or redeem Creation Units.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by each Fund. A Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from each Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that each Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain. A part of each Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends each Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct social security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and each Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS

Adviser

AlphaTrAI Funds, Inc. (the “Adviser”), located at 500 Tamal Plaza, Corte Madera, CA 94925, serves as the investment adviser to the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940 and provides investment advisory services to the Fund. The Adviser is majority owned by AlphaTrAI, Inc. and is governed by a Board of Directors. As of July 31, 2022, the Adviser had approximately $11.46 million in assets under management.

For its advisory services, the Adviser is paid a unitary fee at the annual rate of 0.75% of the average daily net assets of each of the 500 1x/1.5x Fund, the 100 1x/1.5x Fund, and the 500 Covered Call Fund. The Adviser pays all of the operating expenses of each Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser from the unitary fee.

A discussion of the factors that the Board considered in approving the management agreements for the Funds will be included in the Funds’ semi-annual report to shareholders for the period ending November 30, 2022.

Sub-Adviser

The Adviser entered into a sub-advisory agreement with Exchange Traded Concepts, LLC, located at 353 Central Park West, Second Floor, New York, NY 10025, pursuant to which the Sub-Adviser manages each Fund’s portfolio and makes investment decisions. The Sub-Adviser was formed in 2009 and manages assets for exchange-traded funds.

For its sub-advisory investment services to the Funds, the Sub-Adviser receives a fee from the Adviser at the annual rate of 0.06% of each Fund’s average daily net assets. This rate will decline for Fund assets in excess of $500 million. The fee is subject to a minimum per-Fund fee.

The Adviser oversees the Sub-Adviser’s compliance with the Fund’s investment objective, policies, strategies and restrictions, monitors the Sub-Adviser’s adherence to its investment style, and provides pre-trade and post-trade review. Notwithstanding the delegation to the Sub-Adviser, the Adviser retains primary responsibility with respect to all matters relating to the Funds. The Adviser (not the Funds) pays the Sub-Adviser out of the management fee that the Adviser receives from the Funds.

A discussion of the factors that the Board considered in approving the sub-advisory agreement for the Funds will be included in the Funds’ semi-annual report to shareholders for the period ending November 30, 2022.

Investment Management Team (“IMT”)

The investment decisions for the Funds are made by the Funds’ IMT, which currently consists of the following five members:

IMT Member	Business Experience During the Past Five Years	Years with Adviser’s or Sub-Adviser’s Business
Max Gokhman, CFA	Mr. Gokhman is the Chief Investment Officer of the Adviser. Mr. Gokhman was most recently Head of Asset Allocation for Pacific Life’s multi-asset investment division, Pacific Life Fund Advisors. Before joining Pacific Life, he was a global macro portfolio manager at Mellon Capital which acquired Coefficient Global, a quantitative hedge fund where he was a founding member. Mr. Gohkman received a B.A. in Economics and Psychology from Claremont McKenna College in 2006. He is a member of the Milken Institute Young Leaders Circle, the Global Capital Markets Advisory Council, and is a CFA charterholder.	Since 2021
Andrew Serowik	Mr. Serowik is a Portfolio Manager of the Sub-Adviser. Mr. Serowik began his career at Spear, Leeds & Kellogg (“SLK”), continuing with Goldman Sachs after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various leadership roles, including managing the global Quant ETF Strats team and managing One Delta ETF Strats. Mr. Serowik graduated from the University of Michigan in 1999 with a Bachelor of Business Administration degree in Finance.	Since 2018
Gabriel Tan, CFA, CFP®	Mr. Tan is a Portfolio Manager of the Sub-Adviser. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. Mr. Tan graduated from the University of North Carolina – Chapel Hill in 2013 with a B.S. in Business Administration, a B.A. in Economics, and a Minor in Chinese. He is a CFA charterholder.	Since 2019

Todd Alberico	Mr. Alberico is a Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser, Mr. Alberico worked at Virtu Financial (formerly KCG) for six years. Mr. Alberico graduated from St. John’s University in 2004 with a Bachelor of Science.	Since 2020
Brian Cooper	Mr. Cooper is a Portfolio Manager of the Sub-Adviser. Prior to joining the Sub-Adviser, Mr. Cooper worked at Falcon Management Corporation for 14 years. Mr. Cooper graduated from Pennsylvania State University in 2002 with a B.S. in Finance and a Minor in Business Law.	Since 2021

The Funds’ Statement of Additional Information provides additional information about each IMT member’s compensation, other accounts that they manage, and ownership of Fund shares.

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by any Exchange. No Exchange makes any representation or warranty, express or implied, to the owners of the shares of the Funds. The Exchanges are not responsible for, nor have they participated in, the determination of the timing of, prices of, or quantities of the shares of a Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. No Exchange has an obligation or liability to owners of the shares of a Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall an Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

FOR MORE INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While the prospectus describes each Fund’s potential investments, the Annual and Semi-Annual Reports detail each Fund’s actual investments as of their report dates. The Funds’ Annual Report includes a discussion by Fund management of market conditions, economic trends, and investment strategies that significantly affected each Fund’s performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the prospectus and contains additional information about the Funds and their investment restrictions, risks, policies and operations, including the Funds’ policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this prospectus.

How to Obtain Copies of Other Fund Documents

You can obtain free copies of a Fund’s current SAI and Annual and Semi-Annual Reports, and request other information about a Fund or make shareholder inquiries, in any of the following ways:

On the Internet: Download these documents from the Funds’ website at www.nightshares.com.

By Telephone: Call the Adviser at 1-888-NITE-ETF.

By Mail: Send a written request to:

AlphaTrAI Funds

AlphaTrAI Funds, Inc.

500 Tamal Plaza

Corte Madera, CA 94925

Information about the Fund (including the SAI and other reports) is available on the EDGAR Database on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act #811-21237

NightShares 500 1x/1.5x ETF (NSPL)

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

NightShares 100 1x/1.5x ETF (NQQL)

Primary Listing Exchange for the Fund: NYSE Arca, Inc.

NightShares 500 Covered Call ETF (NCC)

Primary Listing Exchange for the Fund: Cboe BZX

Each A Series of Unified Series Trust

STATEMENT OF ADDITIONAL INFORMATION

August 14, 2022

This Statement of Additional Information (“SAI”) provides general information about the NightShares 500 1x/1.5x ETF (the “500 1x/1.5x Fund”), NightShares 100 1x/1.5x ETF (the “100 1x/1.5x Fund”), and the NightShares 500 Covered Call ETF (the “500 Covered Call Fund”) (each a “Fund” and together, the “Funds”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated August 14, 2022 (the “Prospectus”). To obtain a copy of the Prospectus, free of charge, please write to AlphaTrAI Funds, Inc. (the “Adviser”) at 500 Tamal Plaza, Corte Madera, CA 94925, call the Adviser at 1-888-NITE-ETF, or visit the Funds’ website at www.nightshares.com.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND FUND	1
HOW TO BUY AND SELL SHARES	2
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	9
INVESTMENT LIMITATIONS	17
INVESTMENT MANAGEMENT	18
TRUSTEES AND OFFICERS	20
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	27
PORTFOLIO TURNOVER	27
PORTFOLIO TRANSACTIONS AND BROKERAGE	27
DISCLOSURE OF PORTFOLIO HOLDINGS	28
PROXY VOTING POLICY	29
DETERMINATION OF NET ASSET VALUE	30
STATUS AND TAXATION OF THE FUNDS	31
CUSTODIAN AND TRANSFER AGENT	32
OTHER FUND SERVICES	32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	33
DISTRIBUTOR	33
FINANCIAL STATEMENTS	33
DISCLAIMERS	33

i

DESCRIPTION OF THE TRUST AND FUND

The Funds were organized as diversified series of Unified Series Trust (the “Trust”) on May 20, 2022. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are several of a series of funds currently authorized by the Board. The investment adviser to the Funds is AlphaTrAI Funds, Inc. (the “Adviser”). The Adviser has retained Exchange Traded Concepts, LLC (the “Sub-Adviser”) to serve as the sub-adviser to the Funds.

Each Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Funds’ distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of a Fund consists of a block of shares.

Shares of the 500 1x/1.5x Fund and the 100 1x/1.5x Fund are listed and traded on NYSE Arca, Inc., and shares of the 500 Covered Call Fund are listed and traded on Cboe BZX (NYSE Arca, Inc. and Cboe BZX each, an “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Funds. Instead, most investors will buy and sell shares in the secondary market through a broker.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Board. Each share has the same voting and other rights and preferences as any other shares of any series of the Trust with respect to matters that affect the Trust as a whole. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Board has the authority from time to time to divide or combine the shares of any open-end series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Board in such manner as the Board determines to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Under the Trust Agreement, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Trust Agreement or the 1940 Act. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of a Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Board, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of a Fund are subject to involuntary redemption if the Board determines to liquidate the Fund. A Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund

1

will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and sale of shares of the Funds, see “How to Buy and Sell Shares” in the Fund’s Prospectus and in this SAI. For a description of the methods used to determine the share price and value of a Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and in this SAI.

The performance of the Funds may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Funds may be compared in publications to averages, performance rankings, or other information prepared by recognized investment company statistical services. The Funds’ annual report contains additional performance information and will be made available to investors upon request and without charge.

HOW TO BUY AND SELL SHARES

Creation Units

Each Fund will issue and redeem shares at NAV only in aggregations of large blocks of shares or Creation Units and only to Authorized Participants. In order to be an Authorized Participant the firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and the firm must execute an agreement (“Participant Agreement”) with Northern Lights Distributors, LLC, the Funds’ distributor (the “Distributor”) that governs transactions in the Fund’s Creation Units.

Each Fund sells and redeems Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any day on which the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Each Fund is expected to be approved for listing, subject to notice of issuance, on its respective Exchange. Shares will trade on the Exchanges at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, a share split, reverse split or the like, the Trust may revise the number of shares in a Creation Unit.

Each Fund reserves the right to offer creations and redemptions of shares for cash.

Exchange Listing and Trading

Shares of each Fund are available to the public on the Fund’s respective Exchange and trade at market prices rather than NAV. Shares of a Fund may trade at a price that is greater than, at, or less than NAV. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of shares of a Fund will continue to be met. An Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund for 30 or more consecutive trading days, or (ii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. An Exchange will also remove shares of a Fund from listing and trading upon termination of the Fund.

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As in the case of other publicly-traded securities, when you buy or sell shares of a Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) incur an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	200 basis points (2.00)%

*	As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit

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Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. A Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. Each Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

An Authorized Participant must submit an irrevocable purchase order in proper form to the Distributor or its agent no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through

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the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the applicable Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the applicable Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the applicable Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the applicable Fund. A Fund’s determination shall be final and binding.

Each Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as otherwise provided, the delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

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A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, a Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Funds is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, a Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Funds’ current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the applicable Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the applicable Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the applicable Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the applicable Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

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The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the applicable Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the applicable Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

Each Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. A Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. Each Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

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Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the applicable Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the applicable Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the applicable Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

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Cash Redemption Method

When cash redemptions of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

ADDITIONAL INFORMATION ABOUT FUND
INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments each Fund may make and some of the techniques it may use.

A. Common Stocks and Equivalents. The Funds may invest in common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

B. Investment Company Securities. The Funds may invest in shares of other investment companies, such as other mutual funds (open- or closed-end), money market funds, unit investment trusts, and exchange-traded funds (“ETFs”). For example, a Fund may invest in ETFs the investments of which are consistent with the Fund’s own investment strategy. In addition, a Fund also may invest in ETFs that do not meet such investment strategy, for defensive and other purposes. Additionally, the Fund may invest in new exchange-traded shares as they become available. The Fund may invest in ETFs whose portfolios consist primarily of commodities. As a shareholder of an investment company, the Fund will indirectly bear its pro rata portion of service and other fees of such other investment company, which are in addition to the fees the Fund pays its service providers. For example, shareholders may incur expenses associated with capital gains distributions by a Fund as well as the underlying funds in which the Fund invests. Shareholders also may incur increased transaction costs as a result of a Fund’s portfolio turnover rate and/or because of the high portfolio turnover rates in the underlying funds. Each Fund is independent from any of the underlying funds in which it invests and it has no voice in or control over the

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investment strategies, policies or decisions of the underlying funds. A Fund’s only option is to redeem its investment in an underlying fund in the event of dissatisfaction with the fund.

To the extent that a Fund invests in ETFs that invest in commodities, it will be subject to additional risks associated with direct investments in commodities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodities. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

To the extent that a Fund invests in ETFs that invest in foreign securities, it will be subject to additional risks associated with direct investments in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. When a Fund invests in ADRs or other U.S. dollar-denominated foreign securities, it generally will not be subject to currency risk.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate or counter these potential events and their impacts on a Fund’s share price.

The Funds may also invest in leveraged ETFs. Leveraged ETFs expose a Fund to all of the risks that traditional ETFs present. Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index for a single day. Leveraged ETFs typically use investment techniques and financial instruments that may be considered speculative, including the use of derivative transactions and short selling techniques. If a Fund invests in leveraged ETFs, it will be indirectly exposed to derivatives risk. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often reset daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose a Fund to complete loss of its investment.

C. Derivative Instruments. The Funds may use derivative instruments for any lawful purpose consistent with its investment objectives, such as for hedging, managing risk, or obtaining market exposure. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities (commonly referred to as “underlying assets”) or indices. The Funds may invest in derivative instruments directly or through the underlying funds in which a Fund invests.

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Swap Transactions. The Funds may use another type of derivative transaction, known as a swap transaction, in an effort to hedge risk or to earn additional returns. Although swap transactions may contain financing terms and implied financing rates, they are not treated as borrowing or lending transactions by a Fund to the extent the Fund has collateralized with liquid assets, on a marked-to-market basis, the value of any obligation the Fund owes to the counterparty to the swap transaction. Swaps allow the parties to exchange the dividend income or other components of return on an equity or other investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. These components may also include interest rate, credit default, total return, commodities, currencies, and security and currency exchange rates. Swaps are derivatives, and their values can be very volatile. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. The value of some components of a swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults. Swaps are not liquid investments, unless they have been determined to be liquid pursuant to the valuation procedures adopted by the Board.

Futures Transactions. The Funds may use futures contracts for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Funds may enter into futures contracts, including, but not limited to, commodities futures, currencies futures, and index futures.

The purchase of futures contracts can serve as a long hedge, and the sale of futures can serve as a short hedge. A Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Fund.

To the extent required by regulatory authorities, a Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund’s exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

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Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures broker. When a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate liquid assets on its books and records.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures markets are subject to daily variation margin calls and might be compelled to liquidate futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Options. The Funds may use options for any lawful purpose consistent with its investment objective. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Funds may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position. Options used by a Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser

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of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for over-the-counter (“OTC”) options written by a Fund may be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. An option may be “at-the money” (“ATM”), “in-the-money” (“ITM”) or “out-of-the-money” (“OTM”). An ATM option’s strike price is identical to the current market price of the underlying security. An ITM option is an option that possesses intrinsic value, i.e. it has value in a strike price that is favorable in comparison to the current market price of the underlying security. An OTM option is an option that contains only extrinsic value, i.e. it only possesses the value that it will move closer to ATM or ITM over time.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Funds may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and the other party to the transaction (“counterparty”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Funds may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

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The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging. The Funds will not write call options that are not covered if more than 10% of the Fund’s net assets at the time of purchase would be committed to such instruments.

Commodity Pool Operator. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission (“CFTC”), and various state regulatory authorities. In addition, the Fund’s ability to use derivative instruments may be limited by certain tax considerations.

The Adviser on behalf of the Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 under the Commodities Exchange Act (“CEA”), and therefore, the Fund will not be subject to registration or regulation as a commodity pool operator under the CEA.

D. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (“FNMA”) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

The Funds may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are a special type of treasury note or bond that was created in order to offer bond investors protection from inflation. The value of the TIPS is automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent the value of the bond would go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that your original investment will stay the same. TIPS decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

E. Cash Equivalents. The Funds may invest directly in cash and high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change dramatically. Various short-term fixed-income securities that the Funds invest in for cash management purposes are described below:

Bank Obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although a Fund may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Adviser determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the Fund’s total assets at the time of purchase. A Fund may also

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make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Commercial Paper. Investments by a Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, a Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

Investment Company Securities. (See “B” Above). The Funds may invest in other investment companies such as money market funds and short-term bond funds.

F. Securities Lending. The Funds may, from time to time, lend securities to banks, brokers and dealers and receive as collateral cash, U.S. Government obligations or irrevocable bank letters of credit (or any combination thereof), which collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest. A Fund’s securities lending practices will be limited to no more than 33% of its total assets.

To be acceptable as collateral, letters of credit must be issued by a bank that is deemed satisfactory by the Adviser, and must obligate the bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The Fund receives amounts equal to the dividends or interest on the loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Fund may also pay fees to placing brokers as well as custodial and administrative fees in connection with its securities loans. However, fees may only be paid to a placing broker if (a) the Adviser determines that such fees paid to the placing broker are reasonable and based solely upon services rendered, and (b) the Board separately considers the propriety of any fee shared by the placing broker with the borrower and determines that the fees paid to the placing broker are not used to compensate the Adviser or any of its affiliated persons.

Loans of securities involve risks of delay in receiving additional collateral or in recovering the securities lent or even loss of rights in the collateral in the event of the insolvency of the borrower of the securities. The terms of a Fund’s loans must meet applicable tests under the Internal Revenue Code of 1986, as amended (the “Code”) and must permit the Fund to re-acquire loaned securities on five days’ notice or in time to vote on any important matter. The Fund will have the right to regain record ownership of loaned securities in order to exercise beneficial rights.

G. Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. “Auction Rate” preferred stock is a floating rate preferred stock with the dividend rate reset by Dutch auction, typically every seven, 28, 35 or 49 days. The dividend rate on auction rate preferred stock usually is subject to a maximum rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

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H. Defensive Positions. At times a Fund’s Sub-Adviser may determine that market, economic or political conditions make pursuing the Fund’s investment strategies inconsistent with the best interests of Fund shareholders. The Sub-Adviser then may cause the Fund to take temporary defensive positions that are designed mainly to limit losses. In implementing these strategies, the Fund may hold up to 100% of its assets in cash, short-term U.S. government securities, money market instruments, other investment companies (including money market funds), investment grade fixed-income securities, repurchase agreements, or other securities that the Adviser believes are consistent with the Fund’s defensive strategies.

I. Foreign Securities. The Funds may invest directly in foreign companies, including securities listed on U.S. exchanges. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign companies, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of a Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities may require paying higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the any assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the such assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

J. Developed Countries. A Fund’s investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

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INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental, (i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund). As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries and will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on a Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the

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excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by the paragraphs above, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are non-fundamental (i.e., they are other investment practices which may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures and other derivatives contracts, short sales and other permitted investments and techniques.

INVESTMENT MANAGEMENT

The Adviser

AlphaTrAI Funds, Inc. (the “Adviser”), located at 500 Tamal Plaza, Corte Madera, CA 94925, serves as the investment adviser to the Funds. The Adviser is a registered investment adviser under the 1940 Act and provides investment advisory services to the Funds. The Adviser has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio. Under the terms of the management agreements with the Trust, the Adviser is primarily responsible for managing the Funds’ investments and providing a continuous investment program for each Fund, subject to the supervision of the Board. The Adviser is majority owned by AlphaTrAI Inc. and is governed by a Board of Directors.

For its advisory services, the Adviser is paid a fee at the annual rate of 0.75% of the average daily net assets of each of the 500 1x/1.5x Fund, the 100 1x/1.5x Fund, and the 500 Covered Call Fund. The Adviser pays all of the operating expenses of each Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser from the unitary fee.

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The Sub-Adviser

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, pursuant to which the Sub-Adviser manages and makes investment decisions for each Fund. The Adviser oversees the Sub-Adviser’s compliance with each Fund’s investment objective, policies, strategies and restrictions. The Adviser (not the Fund) pays the Sub-Adviser out of the unitary fee that it receives from the Fund.

The Sub-Adviser is located at 353 Central Park West, Second Floor, New York, NY 10025. The firm was formed in 2009 and provides asset management services exchange-traded funds.

For its sub-advisory investment services to the Funds, the Sub-Adviser receives a fee from the Adviser, at the annual rate of 0.06% of each Fund’s average daily net assets. This rate will decline for Fund assets in excess of $500 million. The fee is subject to a minimum per-Fund fee.

General

A discussion of the factors that the Board considered in approving each Fund’s management agreement and the sub-advisory agreement will be included in the Funds’ semi-annual report to shareholders for the period ending November 30, 2022.

About the Investment Management Team (“IMT”)

The Funds are managed by Max Gokhman, CFA, Chief Investment Officer of the Adviser, and Andrew Serowik, Gabriel Tan, CFA, CFP®, Todd Alberico, and Brian Cooper, each a Portfolio Manager of the Sub-Adviser. The compensation of the IMT members will not be based on the investment performance of the Funds, but will be a function of the overall profitability of the Sub-Adviser.

The IMT members may also carry on investment activities for their own account(s) and/or the accounts of immediate family members. Conflicts may arise as a result of an IMT member’s differing economic interests in respect of such activities. The IMT members management of “other accounts” may give rise to potential conflicts of interest. The other accounts may have the same investment objective as the Fund. A potential conflict of interest may arise whereby an IMT member could favor one account over another, or the IMT member’s knowledge about the size, timing and possible market impact of Fund trades, could be used to the advantage of other accounts. In order to mitigate these risks, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities are fairly and equitably allocated. Where possible, the IMT members aggregate client transactions, including those of the Funds, when it is believed that such aggregation may facilitate the Adviser’s or Sub-Adviser’s duty of best execution. Aggregation facilitates the pro-rata sharing of transaction costs and an average price of such transactions for client accounts that participate. The IMT members generally allocate securities among affected client accounts according to each account’s pre-determined participation in the transaction. The Adviser’s and Sub-Adviser’s policies prohibit any allocation of trades that would favor any accounts or clients over any other account(s). The IMT members monitor trades daily to ensure this policy is not violated.

As of July 31, 2022, the IMT members were also responsible for the management of the following types of other accounts in addition to the Funds. The information in the table represents the total number of accounts managed by the IMT members.

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Max Gokhman, CFA
Type of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	2	$11.4	0	$0
Other Pooled Investment Vehicles:	2	$2.5	2	$2.5
Other Accounts:	0	$0	0	$0

Andrew Serowik
Type of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	52	$3,832	0	$0
Other Pooled Investment Vehicles:	1	$17.5	0	$0
Other Accounts:	0	$0	0	$0

Gabriel Tan, CFA, CFP®
Type of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	52	$3,832	0	$0
Other Pooled Investment Vehicles:	1	$17.5	0	$0
Other Accounts:	0	$0	0	$0

Todd Alberico
Type of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	52	$3,832	0	$0
Other Pooled Investment Vehicles:	1	$17.5	0	$0
Other Accounts:	0	$0	0	$0

Brian Cooper
Type of Account	Number of Other Accounts Managed	Total Assets in Other Accounts Managed (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	52	$3,832	0	$0
Other Pooled Investment Vehicles:	1	$17.5	0	$0
Other Accounts:	0	$0	0	$0

As of the date of this SAI, the IMT members owned no shares of the Funds.

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the Investment Company Act of 1940) of the Trust or any adviser, sub-adviser or distributor of the Trust.

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The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

Kenneth G.Y. Grant (1949) Chairman of the Governance & Nominating Committee, May 2022 to present; Chairman, January 2017 to May 2022; Independent Trustee, May 2008 to present

Current: Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2019 – present); Director, Advisors Charitable Gift Fund (2020 - present), a Donor Advised Fund; Trustee, Peak Income Plus Fund (2022 – present).

Previous: EVP, Benefit Plans Administrative Services, Inc., provider of retirement benefit plans administration (2019 – 2020); Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator; and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment product (2003 – 2019); EVP, NRS (2003 – 2019); GTC, EVP (2008 – 2019); EVP, Savings Banks Retirement Association (2003 – 2019), provider of qualified retirement benefit plans.

Daniel J. Condon (1950)

Chairman, May 2022 to present; Chairman of the Audit Committee; Chairman of the Governance & Nominating Committee, May 2020 to May 2022; Independent Trustee, December 2002 to present

Current: Retired (2017 - present); Trustee, Peak Income Plus Fund (2022 – present)

Gary E. Hippenstiel (1947) Chairman of the Pricing & Liquidity Committee; Independent Trustee, December 2002 to present	Current: President and founder of Hippenstiel Investment Counsel LLC (“Hippenstiel”) since 2008. Hippenstiel was registered as an investment adviser from 2008 to December 31, 2019; Trustee, Peak Income Plus Fund (2022 – present).

Stephen A. Little (1946) Independent Trustee, December 2002 to present; Chairman, December 2004 to December 2016	Current: President and founder of The Rose, Inc., a registered investment adviser, since 1993; Trustee, Peak Income Plus Fund (2022 – present).

Ronald C. Tritschler (1952) Chairman of the Audit Committee, May 2022 to present; Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006	Current: Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2020 – present); Director of First State Bank of the Southeast (2000 – present); Trustee, Peak Income Plus Fund (2022 – present).

*	The address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of, and each Trustee oversees, 31 series.

The following table provides information regarding the interested Trustee and the officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships

David R. Carson (1958)	Current: Senior Vice President Client Strategies of Ultimus Fund Solutions, LLC, since 2013; Interested Trustee of Ultimus Managers Trust, since 2020; Trustee, Peak Income Plus Fund (2022 – present).

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President, January 2016 to August 2021; Interested Trustee, August 2020 to present

Zachary P. Richmond (1980) Treasurer and Chief Financial Officer, November 2014 to present	Current: Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC, since 2015.

Martin R. Dean (1963)

President, August 2021 to present; Vice President, November 2020 to August 2021; Chief Compliance Officer, April 2021 to August 2021; Assistant Chief Compliance Officer, January 2016 to April 2021

Current: Vice President, Director of Fund Compliance of Ultimus Fund Solutions, LLC, since 2016.

Gweneth K. Gosselink (1955) Chief Compliance Officer, August 2021 to present	Current: Assistant Vice President, Senior Compliance Officer of Ultimus Fund Solutions, LLC, since 2019. Previous: Chief Operating Officer & CCO at Miles Capital, Inc. (2013 – 2019).

Stacey A. Havens (1965) Relationship Manager, November 2009 to present	Current: Assistant Vice President, Relationship Management for Ultimus Fund Solutions, LLC, since 2015.

Elisabeth A. Dahl (1962) Secretary, May 2017 to present; Assistant Secretary, March 2016 to May 2017	Current: Attorney, Ultimus Fund Solutions, LLC, since March 2016.

Stephen L. Preston (1966) AML Compliance Officer, May 2017 to present	Current: Vice President and Chief Compliance Officer, Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC, since 2011.

Kevin M. Traegner (1985) Assistant Treasurer, November 2020 to present	Current: AVP, Financial Administration, Ultimus Fund Solutions, LLC, since June 2016

Lynn E. Wood (1946) Assistant Chief Compliance Officer, April 2021 to present; Chief Compliance Officer, October 2004 to April 2021	Current: Managing Member, Buttonwood Compliance Partners, LLC, since 2013.

*	The business address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

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Stephen A. Little – Mr. Little has been an Independent Trustee of the Trust since its inception in 2002 and served as Chairman of the Board from December 2004 to December 2016. He previously served as trustee to three other registered investment companies. In 1993, he founded an investment advisory firm that provides discretionary investment advice and advice on socially responsible investing. Mr. Little has been a Trustee of Peak Income Plus Fund since May 2022. Mr. Little previously held NASD Series 6, 7, and 22 licenses. Mr. Little received a B.A. from Wabash College and a M. Div. from Christian Theological Seminary. Prior to completing his education, Mr. Little served in the U.S. Marine Corps. Mr. Little was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.

Gary E. Hippenstiel – Mr. Hippenstiel has served as a mutual fund trustee since 1995. He has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Pricing & Liquidity Committee of the Board. He previously served as a trustee to three other registered investment companies and a variable insurance trust. In 2008, Mr. Hippenstiel founded an investment consulting firm and he also has served as Chairman of the investment committee for two family foundations. Prior to that, he served as Chief Investment Officer of Legacy Trust Company for 17 years, where he was responsible for establishing investment strategies and selecting and monitoring independent managers of trust accounts. Mr. Hippenstiel has been a Trustee of Peak Income Plus Fund since May 2022. Mr. Hippenstiel received a B.S. in Business Administration and an M.B.A. in Finance from the University of California, Berkeley. Mr. Hippenstiel was selected as Trustee based primarily on his experience in the investment management industry.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002 and currently serves as Chairman of the Board. He served as Chairman of the Audit Committee and the Governance & Nominating Committee of the Board from May 2020 to May 2022. He has also served as trustee of three other registered investment companies. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. From 2002 to 2017 he served as CEO of various multi-national companies. Mr. Condon has been a Trustee of Peak Income Plus Fund since May 2022. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002 and currently serves as Chairman of the Audit Committee of the Board. He also has served as trustee of three other registered investment companies. From 1989 to 2021, he was a director, vice president and general counsel of a company that operates convenience stores. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a Director of First State Bank of the Southeast and its holding company, as well as a member of its Directors’ Loan Committee, Audit Committee, and Personnel Committee. Mr. Tritschler is a Director of Mountain Valley Insurance Company, a Member of the Executive Board of The Lexington Chamber of Commerce, and Member of the Hartland Executive Home Owners’ Association. Mr. Tritschler has been a Director of Standpoint Multi-Asset (Cayman) Fund, Ltd. since 2020. Mr. Tritschler has been a Trustee of Peak Income Plus Fund since May 2022. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace University and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

Kenneth G.Y. Grant – Mr. Grant, an Independent Trustee of the Trust since 2008, currently serves as Chairman of the Governance and Nominating Committee of the Board. Mr. Grant has over 40 years of executive leadership experience, founding and leading multiple financial services firms. Previously, he was an Executive Vice President of a retirement benefit plan administrator, and a Director, Executive Vice President and Chief Officer Corporate Development for a trust company that sponsors private investment product. He was also a Director, Executive Vice President and Chief Officer Corporate Development for a firm administering more than US$1 trillion in global pension, endowment, corporate, public and other commingled assets. He was also an Executive Vice President of a retirement association serving multiple employers. Mr. Grant is a member of the Presbytery

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of Boston, Presbyterian Church (USA), Chair of the Investment Committee of the Massachusetts Council of Churches and previously a member of the Board, Lift Up Africa. He is a member, Dean’s Advisory Board, Boston University School of Theology and a Director, Oceana Palms Condominium Association, Inc. Mr. Grant has been a Director of Standpoint Multi-Asset (Cayman) Fund, Ltd. since 2019. Mr. Grant has been a Trustee of Peak Income Plus Fund since May 2022. He has a B.A. in Psychology from Syracuse University, a ThM in Theology and Ethics from Boston University and a M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his experience in investment and trust product development and administration, and financial service and retirement plan management.

David R. Carson – Mr. Carson has been an Interested Trustee of the Trust since 2020 and served as President of the Trust from 2016 until August 2021. Since 2013, Mr. Carson has been a Senior Vice President and Vice President of Client Strategies at Ultimus Fund Solutions, LLC, the Trust’s current administrator. Mr. Carson served in other capacities, including chief compliance officer and chief operations officer, for other registered investment companies from 1994 to 2013. Mr. Carson has been a Trustee of Peak Income Plus Fund since May 2022.

Independent Trustees Messrs. Hippenstiel, Tritschler, Condon, and Little each have previous experience serving as trustees to other multi-series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds. Messrs. Hippenstiel, Little, and Grant have experience conducting due diligence on and evaluating investment advisers – Mr. Hippenstiel as the Chief Investment Officer of Legacy Trust, Mr. Little as the President of a registered investment adviser, and Mr. Grant as an officer of a trust company which sponsors collective investment trusts and manages limited liability investment corporations. This means that they are qualified to review annually each adviser’s qualifications, including the qualification of the Adviser to serve as adviser to the Funds and the Sub-Adviser to serve as sub-adviser to the Funds. Mr. Carson’s experience as an officer of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Funds.

RISK MANAGEMENT. As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, the Pricing & Liquidity Committee, and the Governance & Nominating Committee as described below:

●	The Audit Committee consists of Messrs. Condon, Grant and Tritschler. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board. The Audit Committee expects to meet four times during the fiscal year ending May 31, 2023.

●	The Pricing & Liquidity Committee is responsible for reviewing and approving fair valuation determinations. The Pricing & Liquidity Committee currently consists of Messrs. Hippenstiel and Little, except that any one member of the Pricing & Liquidity Committee constitutes a quorum for purposes of reviewing and approving a fair value. In addition to meetings to approve fair valuations, the Pricing & Liquidity Committee expects to meet four times during the fiscal year ending May 31, 2023.

●	The Governance & Nominating Committee currently consists of all of the Independent Trustees. The Governance & Nominating Committee is responsible for overseeing the composition of the Board and qualifications and independence of its members, compensation, education and other governance matters, as well as succession of Board members. The Committee currently does not accept recommendations of nominees from shareholders. The Committee expects to meet four times during the fiscal year ending May 31, 2023.

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The Audit Committee and the Pricing & Liquidity Committee meet at least quarterly and each Committee reviews reports provided by administrative service providers, legal counsel and independent accountants. The Governance & Nominating Committee meets on an as needed basis. All Committees report directly to the full Board.

The Independent Trustees have engaged independent legal counsel to provide advice on regulatory, compliance and other topics. This counsel also serves as counsel to the Trust. In addition, the Board has engaged, on behalf of the Trust, Northern Lights Compliance Services, LLC to provide a Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. The CCO is an officer of the Trust and reports to the Board at least quarterly any material compliance items that have arisen, and annually she provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically, the CCO provides reports to the Board that:

●	Assess the quality of the information the CCO receives from internal and external sources;

●	Assess how Trust personnel monitor and evaluate risks;

●	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

●	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and

●	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees, under normal circumstances, meet in-person on a quarterly basis, typically for two days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials and other information. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. Beginning in March 2020, the Trustees have been permitted to conduct quarterly meetings telephonically or by video conference in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of current travel concerns related to the COVID-19 pandemic. The Trustees acknowledged that all actions that require a vote of the Trustees at an in-person meeting would be ratified at a later in-person meeting, as required by the SEC’s relief. The Trustees held an in-person meeting in May 2021 and ratified prior actions taken pursuant to exemptive relief. They have since had to rely again on such exemptive relief and ratified certain actions at the May 2022 meeting. The Trustees have since and may continue to rely on the SEC relief if needed, so long as it is available. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

(2)	Code of Ethics review

(3)	NAV Errors, if any

(4)	Distributor Compliance Reports

(5)	Timeliness of SEC Filings

(6)	Dividends and other Distributions

(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

(8)	Review of 12b-1 Payments

(9)	Multiple Class Expense Reports

(10)	Anti-Money Laundering/Customer Identification Reports

(11)	Administrator and CCO Compliance Reports

(12)	Market Timing Reports

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The Board has not adopted a formal diversity policy. When soliciting future nominees for Trustees, the Board has made efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees assess the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Funds and other portfolios of the Trust owned by each Trustee as of December 31, 2021.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	None
Stephen A. Little	None	$1 - $10,000
Daniel J. Condon	None	None
Kenneth G.Y. Grant	None	$100,001 - $500,000
David R. Carson	None	None

*	As of the date of this SAI, the Trust consists of 31 series.

Set forth below are estimates of the annual compensation paid to the Trustees and compensated officers by the Funds on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses which are allocated among the series of the Trust in such manner as the Trustees determine to be fair and equitable. The Adviser has agreed to pay the Funds’ share of such expenses.

Name and Position	Aggregate Compensation from each Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Kenneth G.Y. Grant, Independent Trustee and Chairman of the Governance & Nominating Committee	$3,235	$0	$0	$93,815
Daniel J. Condon, Independent Trustee and Chairman of the Board	$3,435	$0	$0	$99,615
Gary E. Hippenstiel, Independent Trustee and Chairman of the Pricing & Liquidity Committee	$3,235	$0	$0	$93,815
David R. Carson, Interested Trustee	$0	$0	$0	$0
Stephen A. Little, Independent Trustee	$2,785	$0	$0	$80,765
Ronald C. Tritschler, Independent Trustee and Chairman of the Audit Committee	$3,235	$0	$0	$93,815

1	As of the date of this SAI, the Trust consists of 31 series.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a fund is presumed to be a control person of the fund. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser or the sub-advisory agreement between the Adviser and the Sub-Adviser.

As of the date of this SAI, the Trustees and officers of the Trust as a group owned no shares of the Funds.

PORTFOLIO TURNOVER

The Funds may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Sub-Adviser, investment considerations warrant such action. A Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. It is anticipated that each Fund will have a high portfolio turnover rate that exceeds 100%. However, this should not be considered as a limiting factor. Each Fund’s turnover rate will be available after the Fund completes its first fiscal year.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Adviser is responsible for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions. The Adviser has entered into a sub-advisory agreement with the Sub-Adviser placing responsibility for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions on the Sub-Adviser. In placing portfolio transactions, the Sub-Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Sub-Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Sub-Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Adviser’s overall responsibilities with respect to the Funds and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds.

When a Fund and another of the Sub-Adviser’s clients seek to purchase or sell the same security at or about the same time, the Sub-Adviser may execute the transaction on a combined (“blocked”) basis, through one or more broker-dealers. Blocked transactions can produce better execution for a Fund and other accounts managed by the Sub-Adviser because of the increased volume of each such transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security.

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Similarly, a Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the Adviser is selling the same portfolio security for its other client accounts at the same time. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made on a pro rata average price per share basis.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

CODE OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Funds’ Distributor as defined herein have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s and the Sub-Adviser’s Code of Ethics also conform to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies with respect to the disclosure of the Funds’ portfolio holdings. These policies generally prohibit the disclosure of information about a Fund’s portfolio to third parties prior to the day after the information is posted to the Fund’s website unless the information is publicly available on the SEC’s EDGAR system. Because each Fund is an exchange-traded fund, it is required to publicly disclose its portfolio holdings daily, as described below. As further described below, the policies allow for disclosure of non-public portfolio information to third parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s CCO). Any arrangement to disclose non-public information about a Fund’s portfolio must be approved by the Trust’s CCO. The Trust, the Adviser and the Sub-Adviser are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Each Fund discloses on the Adviser’s website at www.nightshares.com at the start of each day on which the New York Stock Exchange is open for business (“Business Day”) the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Funds may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Under the Trust’s policies, the Adviser is permitted to include Fund portfolio information that has already been made public through the Funds’ website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Funds’ website, the information is disclosed no earlier than the day after the date of posting to the website.

Each Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. Each Fund

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also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Funds, such as the Funds’ auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Funds’ auditors within days after the end of the Funds’ fiscal year in connection with the Funds’ annual audits, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

Each business day, each Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of a Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

Each Fund reserves the right to adopt a semi-transparency policy which would allow the Fund to disclose information to facilitate efficient trading of shares through substantial portfolio transparency and publication of informative metrics, while shielding the identity of the full portfolio contents of the Fund to protect the Fund’s investment strategy. A Fund may adopt such a policy with approval of the Board and without shareholder approval.

PROXY VOTING POLICY

The Trust and the Sub-Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to a Fund’s Adviser or Sub-Adviser, subject to the Sub-Adviser’s proxy voting policy and the supervision of the Board.

Absent mitigating circumstances and/or conflicts of interest, it is the Sub-Adviser’s general policy to vote proxies consistent with the recommendation of the senior management of the issuer. Notwithstanding the foregoing, the Sub-Adviser may vote against a management recommendation with respect to stock option and other executive compensation plan matters. The Sub-Adviser monitors corporate actions of issuers of each Fund’s portfolio securities in a manner consistent with the Sub-Adviser’s fiduciary duty to vote proxies in the best interests of its clients.

The Trust’s policy provides that, if a conflict of interest between the Sub-Adviser or its affiliates and a Fund arises with respect to any proxy, the Sub-Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Sub-Adviser, is most consistent with the Sub-Adviser’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Sub-Adviser’s proxy voting policies by calling the Sub-Adviser at 1-405-778-8377. A copy of the policies will be mailed to you within three days of receipt of your request. You may obtain a copy of the Trust’s or Sub-Adviser’s policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by a Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. Each Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

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DETERMINATION OF NET ASSET VALUE

The NAV of the shares of a Fund is determined at the close of trading (which is normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. The New York Stock Exchange is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the NAV (share price), see “Determination of Net Asset Value” in the Prospectus. A Fund’s NAV per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Equity securities are generally valued by using market quotations. Equity securities traded on a securities exchange for which a last-quoted sales price is readily available are generally valued at the last quoted sale price as reported by the primary exchange on which the securities are listed. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities listed on the NASDAQ National Market System are generally valued by a pricing service at the NASDAQ Official Closing Price, which may differ from the last sales price reported.

Options traded on major exchanges are valued at the last quoted sales price on their primary exchange. If there is no reported sale on the valuation date, such options are valued at the mean of the last bid and ask prices.

Fixed income securities for which market quotations are readily available are generally valued based upon the mean of the last bid and ask prices as provided by an independent pricing service. If market quotations are not readily available, the pricing service may use electronic data processing techniques and/or a computerized matrix system based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices to determine valuations. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics.

If management or the Adviser or the Sub-Adviser considers a valuation unreliable due to market or other events (including events that occur after the close of the trading market but before the calculation of the NAV), the applicable Fund will value its securities at their fair value, as of the close of regular trading on the New York Stock Exchange, as determined in good faith by the Adviser or the Sub-Adviser in conformity with guidelines adopted by and subject to review of the Board. The Trust maintains a pricing review committee that will review any fair value provided by the Adviser or the Sub-Adviser, subject to the ultimate review and approval of the Pricing & Liquidity Committee of the Board. Any one member of the Pricing & Liquidity Committee constitutes a quorum for purposes of reviewing and approving a fair value. The full Pricing & Liquidity Committee will review all fair valued securities on a quarterly basis.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at their market value as determined by an independent third-party pricing agent, unless it is determined that such practice does not approximate fair value.

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STATUS AND TAXATION OF THE FUNDS

The Funds were organized as a series of a business trust and intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If a Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Redemption of Fund shares generally will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If a Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund would be subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If a Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, a Fund must, among other requirements:

●	Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

●	Diversify its investments in securities within certain statutory limits; and

●	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

A Fund may acquire zero coupon bonds or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because each Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash, if any, or from the sales of portfolio securities, if necessary. A Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine, for federal income tax purposes, the character and time for recognition of gains and losses that a Fund realizes in connection with the hedge. A Fund’s income from derivative instruments, if any, in each case derived with respect to its business of making investments, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

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The portion of the dividends a Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations.

If you are a non-retirement plan holder, a Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, a Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of a Fund are sold at a loss after being held by a shareholder for six-months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on the shares.

A Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses recognized in taxable years of the Fund beginning after December 31, 2010 may be carried forward indefinitely to offset any capital gains.

Capital losses and specified gains realized after October 31, and net investment losses realized after August 31 of the Funds’ fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

The foregoing is only a summary of some of the important federal income tax considerations affecting each Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, MA 02110, is Custodian of the Funds’ investments. The Custodian acts as the Funds’ depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties. Brown Brothers Harriman & Co. also serves as the Funds’ Transfer Agent.

OTHER FUND SERVICES

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the Funds’ fund accountant, and administrator. Ultimus is the parent company of the Distributor. One Trustee and certain officers of the Trust are members of management and/or employees of the Distributor or Ultimus.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from each Fund.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd. (“Cohen”), located at 151 N. Franklin Street, Suite 575, Chicago, Illinois 60606, has been selected as the independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2023. Cohen will perform an annual audit of each Fund’s financial statements and will provide financial, tax and accounting services, as requested, in accordance with applicable law and regulations.

DISTRIBUTOR

Northern Lights Distributors, LLC, located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022, is the distributor of Creation Units for the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is obligated to sell the shares of the Funds on a best-efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The Funds recently commenced operations and, as a result, there are no financial statements available.

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by any Exchange. No Exchange makes any representation or warranty, express or implied, to the owners of the shares of the Funds. The Exchanges are not responsible for, nor have they participated in, the determination of the timing of, prices of, or quantities of the shares of a Fund to be issued, or in the determination or calculation of the equation by which the shares are redeemable. No Exchange has an obligation or liability to owners of the shares of a Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall an Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation

	1.	Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

	2.	Amendment No. 44 to Agreement and Declaration of Trust as filed with the State of Ohio on August 5, 2022 – Filed herewith.

(b)	By-laws. Bylaws of the Registrant, as adopted on October 14, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders. None.

(d)	Investment Advisory Contracts.

1.	(a)	Registrant’s Amended and Restated Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Large Cap Dividend Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

	(b)	Registrant’s Amended and Restated Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Small Cap Dividend Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2021 and incorporated herein by reference.

	(c)	Amended and Restated Operating Expense Limitation Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Large Cap Dividend Fund, and the Crawford Small Cap Dividend Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2021 and incorporated herein by reference.

2.	(a)	Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Multi-Asset Income Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2021 and incorporated herein by reference.

	(b)	Operating Expense Limitation Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Multi-Asset Income Fund - Filed with Registrant’s registration statement on Form N-1A dated April 29, 2021 and incorporated herein by reference.

3.	(a)	Registrant’s Management Agreement with Channel Investment Partners LLC with regard to the Channel Short Duration Income Fund dated August 1, 2020 – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2021 and incorporated herein by reference.

	(b)	Assignment and Assumption Agreement among Financial Counselors, Inc., Channel Investment Partners LLC and Unified Series Trust regarding fee waiver and expense reimbursement with respect to the Channel Short Duration Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2021 and incorporated herein by reference.

	(c)	Operating Expense Limitation Agreement with Channel Investment Partners LLC regarding fee waiver and expense reimbursement with respect to the Channel Short Duration Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2021 and incorporated herein by reference.

4.	(a)	Registrant’s Amended and Restated Management Agreement with Pekin Hardy Strauss, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2015 and incorporated herein by reference.

	(b)	Operating Expense Limitation Agreement with Pekin Hardy Strauss, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund - Filed with Registrant’s registration statement on Form N-1A dated January 27, 2021 and incorporated herein by reference.

5.	(a)	Registrant’s Amended and Restated Management Agreement with Dean Investment Associates, LLC with regard to the Dean Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

	(b)	Amended and Restated Operating Expense Limitation Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Mid Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

6.	Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

7.	(a)	Investment Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Mid Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

	(b)	First Addendum to Investment Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Mid Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

8.	Registrant’s Management Agreement with SBAuer Funds, LLC with regard to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated March 29, 2021.

9.	(a)	Registrant’s Management Agreement with Fisher Asset Management, LLC with regard to the Tactical Multi-Purpose Fund – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.

	(b)	Amended and Restated Operating Expense Limitation Agreement with Fisher Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Tactical Multi-Purpose Fund – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.

10.	(a)	Registrant’s Management Agreement with Silk Invest Limited with regard to the Silk Invest New Horizons Frontier Fund – Filed with Registrant’s registration statement on Form N-1A dated October 27, 2021 and incorporated herein by reference.

	(b)	Amendment to Registrant’s Management Agreement with Silk Invest Limited with regard to the Silk Invest New Horizons Frontier Fund – Filed with Registrant’s registration statement on Form N-1A dated October 27, 2021 and incorporated herein by reference.

	(c)	Amended and Restated Operating Expense Limitation Agreement with Silk Invest Limited with regard to the Silk Invest New Horizons Frontier Fund - Filed with Registrant’s registration statement on Form N-1A dated October 27, 2021 and incorporated herein by reference.

11.	(a)	Registrant’s Management Agreement with Fisher Asset Management, LLC with regard to the Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund – Filed with Registrant’s registration statement on Form N-1A dated December 28, 2021 and incorporated herein by reference.

	(b)	Amended and Restated Operating Expense Limitation Agreement with Fisher Asset Management, LLC regarding Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund – Filed with Registrant’s registration statement on Form N-1A dated December 28, 2021 and incorporated herein by reference.

12.	(a)	Registrant’s Management Agreement with Fisher Asset Management, LLC with regard to the Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund – Filed with Registrant’s registration statement on Form N-1A dated December 28, 2021 and incorporated herein by reference.

	(b)	Amended and Restated Operating Expense Limitation Agreement with Fisher Asset Management, LLC regarding Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund – Filed with Registrant’s registration statement on Form N-1A dated December 28, 2021 and incorporated herein by reference.

13.	(a)	Registrant’s Management Agreement with Fisher Asset Management, LLC with regard to the Fisher Investments Institutional Group U.S. Small Cap Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 28, 2021 and incorporated herein by reference.

	(b)	Amended and Restated Operating Expense Limitation Agreement with Fisher Asset Management, LLC regarding Fisher Investments Institutional Group U.S. Small Cap Equity Fund – Filed with Registrant’s registration statement on Form N-1A dated December 28, 2021 and incorporated herein by reference.

14.	Registrant’s Management Agreement with Fisher Asset Management, LLC with regard to the Fisher Investments Institutional Group Stock Fund for Retirement Plans, the Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans, the Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans, and the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans – Filed with Registrant’s registration statement on Form N-1A dated December 28, 2021 and incorporated herein by reference.

15.	(a)	Registrant’s Management Agreement with Standpoint Asset Management, LLC with regard to the Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

(b)	Operating Expense Limitation Agreement with Standpoint Asset Management, LLC regarding Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

	(c)	Investment Advisory Agreement between Standpoint Asset Management, LLC and Standpoint Multi-Asset (Cayman) Fund, Ltd. – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

16.	(a)	Registrant’s Management Agreement with Absolute Investment Advisers LLC with regard to the Absolute Select Value ETF – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

	(b)	Amended and Restated Operating Expense Limitation Agreement with Absolute Investment Advisers LLC with regard to the Absolute Select Value ETF – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

17.	Subadvisory Agreement between Absolute Investment Advisers LLC and St. James Investment Company, LLC with regard to the Absolute Select Value ETF – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

18.	(a)	Registrant’s Management Agreement with Ballast Asset Management, LP with regard to the Ballast Small/Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

	(b)	Operating Expense Limitation Agreement with Ballast Asset Management, LP with regard to the Ballast Small/Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

19.	Registrant’s Management Agreement with Little Harbor Advisors, LLC with regard to the LHA Tactical Beta Variable Series Fund – Filed with Registrant’s registration statement on Form N-1A dated November 9, 2021 and incorporated herein by reference.

20.	(a)	Registrant’s Management Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Large Cap Core ETF – Filed with Registrant’s registration statement on Form N-1A dated November 5, 2021 and incorporated herein by reference.

	(b)	Operating Expense Limitation Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Large Cap Core ETF – Filed with Registrant’s registration statement on Form N-1A dated November 5, 2021 and incorporated herein by reference.

	(c)	Registrant’s Management Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Core Plus Bond ETF – Filed with Registrant’s registration statement on Form N-1A dated March 14, 2022 and incorporated herein by reference.

	(d)	Operating Expense Limitation Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Core Plus Bond ETF – Filed with Registrant’s registration statement on Form N-1A dated March 14, 2022 and incorporated herein by reference.

	(e)	Sub-advisory agreement between OneAscent Investment Solutions, LLC and Teachers Advisors, LLC with regard to the OneAscent Core Plus Bond ETF – Filed with Registrant’s registration statement on Form N-1A dated March 14, 2022 and incorporated herein by reference.

	(f)	Registrant’s Management Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent International Equity ETF – To be filed by subsequent amendment.

	(g)	Registrant’s Management Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent Emerging Markets ETF – To be filed by subsequent amendment.

	(h)	Operating Expense Limitation Agreement with OneAscent Investment Solutions, LLC with regard to the OneAscent International Equity ETF and the OneAscent Emerging Markets ETF – To be filed by subsequent amendment.

21.	(a)	Registrant’s Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 500 ETF – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

	(b)	Amendment to Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 500 ETF – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

	(c)	Registrant’s Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 100 ETF – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

	(d)	Amendment to Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 100 ETF – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

	(e)	Registrant’s Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 2000 ETF – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

	(f)	Amendment to Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 2000 ETF – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

	(g)	Sub-advisory agreement between AlphaTrAI Funds, Inc. and Exchange Traded Concepts, LLC – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

	(h)	Amendment to sub-advisory agreement between AlphaTrAI Funds, Inc. and Exchange Traded Concepts, LLC – Filed herewith.

	(i)	Registrant’s Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 500 1x/1.5x ETF – Filed herewith.

	(j)	Registrant’s Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 100 1x/1.5x ETF – Filed herewith.

	(k)	Registrant’s Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 500 Covered Call ETF – Filed herewith.

(e)	Underwriting Contracts.

1.	(a)	Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC dated February 1, 2019 – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

	(b)	Amendment to Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC – Filed with Registrant’s registration statement on Form N-1A dated February 24, 2022 and incorporated herein by reference.

2.	(a)	Distribution Agreement between Registrant and Northern Lights Distributors, LLC – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

	(b)	Supplemental Schedule B to Distribution Agreement between Registrant and Northern Lights Distributors, LLC – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

	(c)	Supplemental Schedule B to Distribution Agreement between Registrant and Northern Lights Distributors, LLC for OneAscent Large Cap Core ETF and OneAscent Core Plus Bond ETF – Filed with Registrant’s registration statement on Form N-1A dated February 24, 2022 and incorporated herein by reference. A revised Supplemental Schedule B will be filed by subsequent amendment.

	(d)	Supplemental Schedule B to Distribution Agreement between Registrant and Northern Lights Distributors, LLC for the NightShares ETFs – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference. A revised Supplemental Schedule B will be filed by subsequent amendment.

3.	(a)	Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC dated December 31, 2019 – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

	(b)	Amendment to Distribution Agreement between Registrant and Ultimus Fund Distributors, LLC – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodian Agreements.

	1.	Registrant’s Custodian Agreement with Huntington National Bank dated October 15, 2010 – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

	2.	Registrant’s Custodian Agreement with U.S. Bank, N.A. dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 28, 2021 and incorporated herein by reference.

3.	(a)	Registrant’s Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

	(b)	Fifth Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. reflecting current schedule of ETFs – Filed herewith.

4.	(a)	Registrant’s Custodian Agreement with MUFG Union Bank, N.A. – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021.

	(b)	U.S. Bank National Association Acknowledgement of Assumption of Custodial Duties – Filed with Registrant’s registration statement on Form N-1A dated October 27, 2021 and incorporated herein by reference.

5.	Registrant’s Custodian Agreement with Fifth Third Bank, National Association – Filed with Registrant’s registration statement on Form N-1A dated November 9, 2021 and incorporated herein by reference.

(h)	Other Material Contracts.

	1.	Amended and Restated Consulting Agreement between Registrant and Northern Lights Compliance Services, LLC – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2021 and incorporated herein by reference.

	2.	(a)	Registrant’s Investor Class Administrative Services Plan for the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2017 and incorporated herein by reference.

	(b)	Side Letter Agreement with Pekin Hardy Strauss, Inc. regarding agreement to waive receipt of payments under the plan relating to the Fund’s Investor Class until January 31, 2023 – Filed with Registrant’s registration statement on Form N-1A dated January 27, 2022 and incorporated herein by reference.

3.	(a)	Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC – Filed with Registrant’s registration statement on Form N-1A dated January 17, 2017 and incorporated herein by reference.

(b)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2018 and incorporated herein by reference.

(c)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC – Filed with Registrant’s registration statement on Form N-1A dated July 26, 2019 and incorporated herein by reference.

(d)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC – Filed with Registrant’s registration statement on Form N-1A dated December 24, 2019 and incorporated herein by reference.

(e)	Amendment to Master Services Agreement between Registrant and Ultimus Fund Solutions, LLC – Filed with Registrant’s registration statement on Form N-1A dated December 24, 2019 and incorporated herein by reference.

	4.	Form of Authorized Participant Agreement for ETFs – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

	5.	Registrant’s Participation Agreement with Security Benefit Life Insurance Company for LHA Tactical Beta Variable Series Fund – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

	6.	Registrant’s Participation Agreement with First Security Benefit Life Insurance and Annuity Company of New York for LHA Tactical Beta Variable Series Fund – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

	7.	Registrant’s Amended and Restated Loan Agreement with U.S. Bank National Association for Silk Invest New Horizons Frontier Fund – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

	8.	Registrant’s Investment Agreement with Pekin Hardy Strauss, Inc. and Simplify Exchange Traded Funds for Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

	9.	Registrant’s Investment Agreement with 360 Funds for Ballast Small/Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

(i)	Legal Opinion and Consent.

	1.	Legal opinion and consent – The legal opinion and consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm – Filed herewith.

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements. Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

	1.	Revised Rule 12b-1 Distribution Plan for Crawford Large Cap Dividend Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

2.	Rule 12b-1 Distribution Plan for Channel Short Duration Income Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

3.	Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

4.	Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

5.	Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated October 28, 2019 and incorporated herein by reference.

6.	Rule 12b-1 Distribution Plan with respect to the Series II Shares of the LHA Tactical Beta Variable Series Fund – Filed with Registrant’s registration statement on Form N-1A dated August 17, 2021 and incorporated herein by reference.

(n)	Rule 18f-3 Plans.

	1.	Amended and Restated Rule 18f-3 Plan for Crawford Large Cap Dividend Fund, and Crawford Small Cap Dividend Fund - Filed with Registrant’s registration statement on Form N-1A dated April 28, 2015 and incorporated herein by reference.

	2.	Rule 18f-3 Plan for the Appleseed Fund –Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

	3.	Rule 18f-3 Plan for Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated October 28, 2019 and incorporated herein by reference.

	4.	Rule 18f-3 Plan for LHA Tactical Beta Variable Series Fund – Filed with Registrant’s registration statement on Form N-1A dated August 17, 2021 and incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

	1.	Registrant’s Code of Ethics – Filed with Registrant’s registration statement on Form N-1A on March 29, 2018 and incorporated herein by reference.

	2.	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.

3.	Code of Ethics adopted by Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC, as distributors to Registrant – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2021 and incorporated herein by reference.

4.	Dean Investment Associates, LLC and Dean Financial Services, LLC Code of Ethics and Insider Trading Policy - Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

5.	Dean Capital Management, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

6.	Silk Invest Limited Code of Ethics and Insider Trading Policy - Filed with Registrant’s registration statement on Form N-1A dated October 28, 2020 and incorporated herein by reference.

7.	Fisher Asset Management, LLC Code of Ethics - Filed with Registrant’s registration statement on Form N-1A dated December 27, 2018 and incorporated herein by reference.

8.	Pekin Hardy Strauss, Inc. Code of Ethics - Filed with Registrant’s registration statement on Form N-1A dated January 27, 2021 and incorporated herein by reference.

9.	Channel Investment Partners LLC Code of Ethics - Filed with Registrant’s registration statement on Form N-1A dated July 31, 2020 and incorporated herein by reference.

10.	SBAuer Funds, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated March 29, 2021 and incorporated herein by reference.

11.	Crawford Investment Counsel, Inc. Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated April 26, 2019 and incorporated herein by reference.

12.	Standpoint Asset Management, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated February 26, 2021 and incorporated herein by reference.

13.	Absolute Investment Advisers LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated December 20, 2019 and incorporated herein by reference.

14.	St. James Investment Company, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated December 3, 2021 and incorporated herein by reference.

15.	Ballast Asset Management, LP Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

16.	Little Harbor Advisors, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated August 17, 2021 and incorporated herein by reference.

17.	OneAscent Investment Solutions, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated November 5, 2021 and incorporated herein by reference.

18.	Teachers Advisors, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated March 14, 2022 and incorporated herein by reference.

19.	AlphaTrAI Funds, Inc. Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

20.	Exchange Traded Concepts, LLC Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

(q)	Proxy Voting Policies.

	1.	Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated July 1, 2011 and incorporated herein by reference.

2.	Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

3.	Proxy Voting Policy and Procedures adopted by Channel Investment Partners LLC – Filed with Registrant’s registration statement on Form N-1A dated July 31, 2020 and incorporated herein by reference.

4.	Proxy Voting Policy and Procedures adopted by Pekin Hardy Strauss, Inc. as adviser to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

5.	Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as adviser to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

6.	Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as adviser to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

7.	Proxy Voting Policy adopted by Fisher Asset Management, LLC as adviser to the Tactical Multi-Purpose Fund and each of the Fisher Investments Institutional Group Funds – Filed with Registrant’s registration statement on Form N-1A dated December 27, 2018 and incorporated herein by reference.

8.	Proxy Voting Policy adopted by Silk Invest Limited as adviser to Silk Invest New Horizons Frontier Fund - Filed with Registrant’s registration statement on Form N-1A dated February 23, 2018 and incorporated herein by reference.

9.	Proxy Voting Policy adopted by Standpoint Asset Management, LLC as adviser to Standpoint Multi-Asset Fund – Filed with Registrant’s registration statement on Form N-1A dated October 28, 2019 and incorporated herein by reference.

10.	Proxy Voting Policy adopted by Absolute Investment Advisers, LLC as adviser to Absolute Select Value ETF – Filed with Registrant’s registration statement on Form N-1A dated December 20, 2019 and incorporated herein by reference.

11.	Proxy Voting Policy adopted by Ballast Asset Management, LP as adviser to the Ballast Small/Mid Cap ETF – Filed with Registrant’s registration statement on Form N-1A dated November 20, 2020 and incorporated herein by reference.

12.	Proxy Voting Policy adopted by Little Harbor Advisors, LLC as adviser to LHA Tactical Beta Variable Series Fund – Filed with Registrant’s registration statement on Form N-1A dated August 17, 2021 and incorporated herein by reference.

13.	Proxy Voting Policy adopted by OneAscent Investment Solutions, LLC as adviser to OneAscent Large Cap Core ETF, the OneAscent Core Plus Bond ETF, the OneAscent International Equity ETF and the OneAscent Emerging Markets ETF – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2021 and incorporated herein by reference.

14.	Proxy Voting Policy adopted by Exchange Traded Concepts, LLC as sub-adviser to each of the NightShares ETFs – Filed with Registrant’s registration statement on Form N-1A dated May 17, 2022 and incorporated herein by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Dean Funds’ investment adviser, Dean Investment Associates LLC, is wholly owned by C.H. Dean, LLC, which is wholly owned by The C.H. Dean Companies, LLC. The Funds’ sub-adviser, Dean Capital Management, LLC, is controlled, by virtue of a 30% ownership in the sub-adviser, by C.H. Dean LLC. Dennis Dean and Terence Dean are deemed to control The C.H. Dean Companies, LLC and its wholly owned subsidiary, C.H. Dean, LLC by virtue of their controlling ownership interest in the companies. As of June 30, 2022, The C.H. Dean Companies, LLC owned 4.85%, Dennis Dean beneficially owned 6.02% and Terence Dean beneficially owned 7.72% of the Dean Mid Cap Fund. As a result, the Dean Mid Cap Fund may be deemed to be under common control with its investment adviser and sub-adviser. Each of the above-named companies is organized under the laws of Ohio.

Fisher Asset Management, LLC, d/b/a Fisher Investments is a wholly-owned subsidiary of the holding company Fisher Investments, Inc. Mr. Fisher is the founder, Chairman, and Co-Chief Investment Officer of the Adviser, and is the majority shareholder of Fisher Investments, Inc. As such, he controls the Adviser. As of December 28, 2021 the Adviser owned close to 100% of the shares of the Tactical Multi-Purpose Fund, and it is anticipated that substantially all of the shares of the Fund will be owned either by the Adviser or by clients of the Adviser as to whose accounts the Adviser has discretionary investment and voting authority. As a result, the Tactical Multi-Purpose Fund may be deemed to be under common control with its investment adviser. As of December 28, 2021 the Adviser owned close to 100% of the shares of the Fisher Investments Institutional Group Stock Fund for Retirement Plans, the Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans, the Fisher Investments Institutional Group Fixed Income Fund for Retirement Plans, the Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans, the Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund, the Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund, and the Fisher Investments Institutional Group U.S. Small Cap Equity Fund. As a result, each of these Funds may be deemed to be under common control with its investment adviser. Fisher Asset Management, LLC is organized under the laws of Delaware and Fisher Investments, Inc. is organized under the laws of California.

Mr. John H. Crawford, III, Mr. John H. Crawford, IV, and Mr. David B. Crawford each own more than 25% of the Crawford Funds’ investment adviser, Crawford Investment Counsel, Inc. As such, they control the Adviser. As of March 31, 2022, more than 25% of the shares of the Funds were owned either by the Adviser or by clients of the Adviser as to whose accounts the Adviser has discretionary investment and voting authority and it is anticipated that this will be the case in the future. As a result, the Crawford Large Cap Dividend Fund, the Crawford Small Cap Dividend Fund, and the Crawford Multi-Asset Income Fund may be deemed to be under common control with Crawford Investment Counsel, Inc., which is organized under the laws of Georgia.

Mr. Robert C. Auer owns more than 75% of the Auer Growth Fund’s investment adviser, SBAuer Funds, LLC, and, as of February 28, 2022, owned 15.24% of Auer Growth Fund (the “Auer Fund”). As a result, the Auer Fund may be deemed to be under common control with SBAuer Funds, LLC, which is organized under the laws of Indiana.

Item 30.	Indemnification.

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

The Distribution Agreement with Ultimus Fund Distributors, LLC provides that the Trust, on behalf of each Fund, agrees to indemnify and hold harmless Distributor and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Distributor against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of this Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under this Agreement, for all of which exceptions Distributor shall be liable to the Trust.

The Distribution Agreement with Ultimus Fund Distributors, LLC further provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor’s failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Distribution Agreement with Northern Lights Distributors, LLC provides that the Trust agrees to indemnify and hold harmless the Distributor and each of its managers and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares or Creation Units, based upon (i) the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading, (ii) the Trust’s failure to maintain an effective registration statement and prospectus with respect to Shares of the Fund that are the subject of the claim or demand, (iii) the Trust’s failure to properly register Fund Shares under applicable state laws, (iv) instructions given by the Trust, the Trust’s failure to perform its duties hereunder or any inaccuracy of its representations, (v) any claim brought under Section 11 of the 1933 Act, or (vi) all actions taken by Distributor hereunder resulting from Distributor’s reliance on instructions received from an officer, agent or approved service provider of the Trust.

The Distribution Agreement with Northern Lights Distributors, LLC further provides that the Distributor covenants and agrees that it will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act, against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees and disbursements incurred in connection therewith) arising out of or based upon any Disqualifying Conduct by Distributor in connection with the offering and sale of any Shares.

The Registrant may maintain a standard trustees and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its trustees and officers, and may cover the advisers and their affiliates, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.	Business and Other Connections of the Investment Advisers.

1.	Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Large Cap Dividend Fund, the Crawford Small Cap Dividend Fund, and Crawford Multi-Asset Income Fund, each a series of the Trust. John H. Crawford III serves as Founder, Chief Investment Officer and Portfolio Manager of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

2.	Dean Investment Associates, LLC (“Dean”), serves as investment adviser to the Dean Funds. Stephen M. Miller serves as President and Chief Operating Officer of Dean, and each of Debra E. Rindler and Pamela Miller are executive officers. Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

3.	Dean Capital Management, LLC (“DCM”), serves as sub-adviser to the Dean Funds. Douglas Leach and Steven Roth serve as portfolio managers and are owners and members of Dean Capital Management, LLC. Further information about DCM can be obtained from its Form ADV Part I available on the IAPD.

4.	Channel Investment Partners LLC (“Channel”) serves as the investment adviser to the Channel Short Duration Income Fund. Mr. Matthew Duch is the sole owner, Managing Member, President, Chief Investment Officer and Chief Compliance Officer of Channel. Further information about Channel can be obtained from the Form ADV Part I available on the IAPD.

5.	Pekin Hardy Strauss, Inc. (“Pekin”) serves as investment adviser to the Appleseed Fund. Brandon Hardy, William Pekin, Adam Strauss, Joshua Strauss and Patrick Herrington all are executive officers. Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

6.	SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund. Mr. David Gilreath and Mr. Ronald Brock are executive officers of SBA and members of Sheaff Brock Investment Advisors, LLC. Further information about SBA and Sheaff Brock can be obtained from their respective Forms ADV Part I available on the IAPD.

7.	Fisher Asset Management, LLC d/b/a Fisher Investments, the adviser to the Tactical Multi-Purpose Fund and each of the Fisher Investments Institutional Group Funds, provides investment advisory services for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. To the knowledge of Registrant, none of the directors or officers of Fisher Investments is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Further information about Fisher Asset Management can be obtained from its Form ADV Part I available on the IAPD.

8.	Silk Invest Limited (“Silk Invest”) serves as the adviser to the Silk Invest New Horizons Frontier Fund. Silk Investment Management Ltd. is a majority owner of Silk Invest. Zin El Abidin Bekkali owns a controlling interest in Silk Investment Management Ltd. Mr. Bekkali is also the Chief Executive Officer & Group CIO of Silk Invest. Further information about Silk Invest can be obtained from its Form ADV Part I available on the IAPD.

9.	Standpoint Asset Management, LLC (“Standpoint”) serves as the adviser to the Standpoint Multi-Asset Fund. Standpoint Group, LLC is the majority owner of Standpoint. Eric Crittenden, William Bologna, Courtney Stover, Shawn Serikov, and Matthew Kaplan, who are operators and employees of Standpoint, own Standpoint Group, LLC. Further information about Standpoint can be obtained from its Form ADV Part I available on the IAPD.

10.	Absolute Investment Advisers LLC (“Absolute”) serves as the adviser to the Absolute Select Value ETF. Absolute is owned and controlled by James Compson and Brian Hlidek, who are employees of Absolute. Further information about Absolute can be obtained from its Form ADV Part I available on the IAPD.

11.	St. James Investment Company, LLC (“St. James”) serves as the subadviser to the Absolute Select Value ETF. St. James is owned and controlled by Robert Mark through Sibelius Holdings, LLC of which he is the sole controlling member, and Larry Redell. Further information about St. James can be obtained from its Form ADV Part I available on the IAPD.

12.	Ballast Asset Management, LP (“Ballast”) serves as the adviser to the Ballast Small/Mid Cap ETF. Ballast is owned and controlled by Inverdale Capital Management, LLC, which is owned and controlled by Ryan Martin and William Hardy. Further information about Ballast can be obtained from its Form ADV Part I available on the IAPD.

13.	Little Harbor Advisors, LLC (“LHA”) serves as the adviser to the LHA Tactical Beta Variable Series Fund. LHA is owned and controlled by John Hassett through his individual ownership and through TAI Equity Holdings, LLC, the managing member of LHA. Further information about LHA can be obtained from its Form ADV Part I available on the IAPD.

14.	OneAscent Investment Solutions, LLC (“OAIS”) serves as the adviser to the OneAscent Large Cap Core ETF, the OneAscent Core Plus Bond ETF, the OneAscent International Equity ETF and the OneAscent Emerging Markets ETF. OAIS is owned and controlled by OneAscent Holdings, LLC (“OAH”). Harry N. Pearson is the majority owner of OAH. Further information about OAIS can be obtained from its Form ADV Part I available on the IAPD.

15.	Teachers Advisors, LLC (“TAL”) serves as the subadviser to the OneAscent Core Plus Bond ETF. TAL is owned and controlled by Nuveen Finance, LLC which is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is a subsidiary, and represents the asset management division, of Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is the ultimate principal owner of TA. Further information about TAL can be obtained from its Form ADV Part I available on the IAPD.

16.	AlphaTrAI Funds, Inc. (“AlphaTrAI”) serves as the adviser to the NightShares 500 ETF, the NightShares 100 ETF, the NightShares 2000 ETF, the NightShares 500 1x/1.5x ETF, the NightShares 100 1x/1.5x ETF, and the NightShares 500 Covered Call ETF. AlphaTrAI is majority owned by AlphaTrAI Inc. and is governed by a Board of Directors. Further information about AlphaTrAI can be obtained from its Form ADV Part I to be made available on the IAPD.

17.	Exchange Traded Concepts, LLC (“ETC”) serves as the subadviser to the NightShares 500 ETF, the NightShares 100 ETF, the NightShares 2000 ETF, the NightShares 500 1x/1.5x ETF, the NightShares 100 1x/1.5x ETF, and the NightShares 500 Covered Call ETF. ETC is owned and controlled by Cottonwood ETF Holdings, LLC (“Cottonwood”). Richard Hogan is the majority owner of Cottonwood. Further information about ETC can be obtained from its Form ADV Part I available on the IAPD.

Item 32.	Principal Underwriters.

1.	(a)	Ultimus Fund Distributors, LLC is the principal underwriter for some series of the Trust. Ultimus Fund Distributors, LLC serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AlphaMark Investment Trust
ALTI Private Equity Access Fund
Bruce Fund, Inc.
CM Advisors Family of Funds
Caldwell Orkin Funds, Inc.

Cantor Select Portfolios Trust
Capitol Series Trust
Centaur Mutual Funds Trust
Chesapeake Investment Trust
Commonwealth International Series Trust
Conestoga Funds

Connors Funds

Copley Fund, Inc.
Cross Shore Discovery Fund
Dynamic Alternatives Fund

Eubel Brady & Suttman Mutual Fund Trust

Fairway Private Equity & Venture Capital Opportunities Fund
F/m Funds Trust

HC Capital Trust
Hussman Investment Trust

Index Funds

Lind Capital Partners Municipal Credit Income Fund
MSS Series Trust

Oak Associates Funds

Papp Investment Trust

Peachtree Alternative Strategies Fund

Red Cedar Fund Trust

Schwartz Investment Trust
Segall Bryant & Hamill Trust
The Cutler Trust
The Investment House Funds
Williamsburg Investment Trust
Ultimus Managers Trust
Unified Series Trust
Valued Advisers Trust

VELA Funds

Volumetric Fund

Waycross Independent Trust
Yorktown Funds

(b)	The officers of Ultimus Fund Distributors, LLC are as follows:

Name	Position with Distributor	Position with Registrant
Kevin M. Guerette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal and AML Compliance Officer	AML Officer
Melvin Van Cleave	Chief Information Security Officer	None

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Not applicable.

2.	(a)	Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Arrow ETF Trust, Arrow Investments Trust (ETF), Boyar Value Fund Inc., Copeland Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, New Age Alpha Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Investment Access Fund, The Saratoga Advantage Trust, Tributary Funds, Inc., Two Roads Shared Trust, Uncommon Investment Funds Trust, Ultimus Manager’s Trust (ETF), Capitol Series Trust (ETF), Valued Advisers Trust (ETF), and Unified Series Trust (ETF).

(b)	The officers of Northern Lights Distributors, LLC are as follows:

Name	Position with Distributor	Position with Registrant
Kevin Guerette	President	None
Bill Strait	Secretary, General Counsel, and Manager	None
Stephen Preston	Treasurer, FINOP, CCO and AML Officer	AML Compliance Officer
David James	Manager	None
Melvin Van Cleave	Chief Information Security Officer	None

The address of the Distributor and each of the above-named persons is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b) (2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, OH 43215

U.S. Bank, National Association

1555 N. Rivercenter Drive

Milwaukee, WI 53212

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Fifth Third Bank, National Association

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Northern Lights Distributors, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Pekin Hardy Strauss, Inc.

161 N. Clark Street, Suite 2200

Chicago, IL 60601

SBAuer Funds, LLC
8801 River Crossing Blvd., Suite 100
Indianapolis, IN 46240

Crawford Investment Counsel, Inc.
600 Galleria Parkway SE

Suite 1650

Atlanta, GA 30339

Dean Investment Associates, LLC
3500 Pentagon Blvd., Suite 200

Beavercreek, OH 45431

Dean Capital Management, LLC
7400 West 130th Street, Suite 350
Overland Park, KS 66213

Channel Investment Partners LLC

4601 N. Fairfax Drive, Ste. 1200

Arlington, VA 22203

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive

Camas, WA 98607

Silk Invest Limited

63/66 Hatton Garden

Fifth Floor Suite 23

London EC1N8LE

Standpoint Asset Management, LLC

4250 N. Drinkwater Blvd., Suite 300

Scottsdale, AZ 85251

Absolute Investment Advisers LLC

4 North Street, Suite 2

Hingham, MA 02043

St. James Investment Company, LLC

3838 Oak Lawn Avenue, Suite 1414

Dallas, TX 75219

Ballast Asset Management, LP

100 Crescent Court, Suite 1825

Dallas, TX 75201

Little Harbor Advisors, LLC

30 Doaks Lane

Marblehead, MA 01945

OneAscent Investment Solutions, LLC

23 Inverness Center Parkway

Birmingham, Alabama 35242

Teachers Advisors, LLC

730 Third Avenue

New York, NY 10017

AlphaTrAI Funds, Inc.

500 Tamal Plaza

Corte Madera, CA 94925

Exchange Traded Concepts, LLC

295 Madison Avenue, 26th Floor

New York, NY 10017

Each adviser (or sub-adviser) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 34.	Management Services - None.

Item 35.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 30 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Cincinnati and the State of Ohio on August 12, 2022.

UNIFIED SERIES TRUST

By:	/s/ Martin R. Dean**
Martin R. Dean, President

Attest:

By:	/s/ Zachary Richmond*+
Zachary Richmond, Treasurer and
Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David R. Carson**	Interested Trustee	August 12, 2022
David R. Carson

/s/ Martin R. Dean**	President	August 12, 2022
Martin R. Dean

/s/ Zachary Richmond*+	Treasurer and CFO	August 12, 2022
Zachary Richmond

/s/ Daniel Condon*	Trustee	August 12, 2022
Daniel Condon

/s/ Gary E. Hippenstiel*	Trustee	August 12, 2022
Gary E. Hippenstiel

/s/ Stephen Little*	Trustee	August 12, 2022
Stephen Little

/s/ Ronald Tritschler*	Trustee	August 12, 2022
Ronald Tritschler

/s/ Kenneth Grant*	Trustee	August 12, 2022
Kenneth Grant

/s/ Elisabeth A. Dahl
Elisabeth A. Dahl, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated May 14, 2018 (+and May 17, 2018) and filed with Registrant’s registration statement on Form N-1A dated July 27, 2018 and incorporated herein by reference.
**	Signed pursuant to a Power of Attorney dated November 16, 2021 and filed with Registrant’s registration statement on Form N-1A dated November 29, 2021 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Description
EX.28.a.2.	Amendment No. 44 to Agreement and Declaration of Trust
EX.28.d.21.h.	Amendment to sub-advisory agreement between AlphaTrAI Funds, Inc. and Exchange Traded Concepts, LLC
EX.28.d.21.i.	Registrant’s Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 500 1x/1.5x ETF
EX.28.d.21.j.	Registrant’s Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 100 1x/1.5x ETF
EX.28.d.21.k.	Registrant’s Management Agreement with AlphaTrAI Funds, Inc. with regard to the NightShares 500 Covered Call ETF
EX.28.g.3.b.	Fifth Amendment to Custodian and Transfer Agent Agreement with Brown Brothers Harriman & Co. reflecting current schedule of ETFs
EX.99.i.	Legal Opinion and Consent
EX.99.j.	Consent of Independent Registered Public Accounting Firm